UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Courtney R. Taylor

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Bond Fund
of America®

Semi-annual report for the six months ended June 30, 2013

The Bond Fund of America seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2013:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–3.99%	2.98%	3.38%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated March 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

After a prolonged, multiyear period of low interest rates, bond yields began rising during the first half of The Bond Fund of America’s current fiscal year. With the resulting decline in bond prices, the fund returned –2.66% for the six-month period.

By way of comparison, the unmanaged Barclays U.S. Aggregate Index returned –2.44% for the period. The fund’s peer group, as measured by the Lipper Intermediate Investment Grade Debt Funds Average, returned –2.56%.

The fund’s dividend income helped mitigate the decline in bond prices. During the six-month period, the fund paid dividends totaling just under 14 cents a share. This amounted to an income return of 1.07% (2.14% annualized) for the fund’s investors, whether they reinvested returns or took income in cash.

Results at a glance

For periods ended June 30, 2013, with all dividends reinvested

	Total returns	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)

The Bond Fund of America (Class A shares)	–0.24%	3.83%	3.77%	3.77%	8.12%
Barclays U.S. Aggregate Index*	–0.69	3.51	5.19	4.52	8.08
Lipper Intermediate Investment Grade Debt Funds Average	0.53	4.14	5.47	4.25	7.58

*	The Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. The index is unmanaged and, therefore, has no expenses.

The Bond Fund of America	1

Bond market overview

During the first half of the six-month period, bond yields remained relatively stable, but this changed in April as concerns about slowing economic growth drove yields to their lows for the calendar year.

Bond yields began their climb in May. This was prompted by stronger economic data, and signals from the Federal Reserve that it was considering reducing its bond purchases — known as quantitative easing — at some future point. While the timing of this reduction wasn’t specified, the bond markets reacted dramatically. The yield on the bellwether 10-year Treasury note rose nearly a full percentage point in less than two months.

In late June, a number of Federal Reserve officials sought to reassure the market that the Fed would not reduce bond purchases quickly, and not without evidence of further economic strengthening. While rates declined slightly immediately afterward, they resumed climbing modestly in early July, buoyed by strong gains in payrolls and other signs of economic growth.

Inside the portfolio

The fund was previously positioned for a rise in rates prior to the start of the fiscal year, and the portfolio managers maintained this positioning throughout the six-month period to prepare for what they believed will be a long-term trend toward marginally higher rates. By buying shorter duration bonds now, the managers can reinvest the money into longer duration, higher yielding bonds when the short-duration bonds mature.

The fund’s holdings in U.S. Treasury and agency bonds increased slightly during the period, representing 28% of the portfolio at the end of the six-month period, compared to 25% of the portfolio at the beginning of the fiscal year. Mortgage-backed securities made up 28% of the portfolio, down from 34% at the start of the period, while corporate bonds climbed to 34% of the fund, up from 30%.

The fund slightly increased its holdings in high-yield corporate bonds, from 5.2% of the portfolio at the start of the fiscal year to 5.4% at the midpoint. High-yield continued to be a positive contributor to the fund during the period.

2	The Bond Fund of America

Looking ahead

It is our belief that interest rates will continue to rise modestly through the remainder of the fund’s fiscal year and into calendar year 2014. This climb won’t be steep, and there may be periods in which bonds rally, but we feel confident that the bond market has begun a period of slowly rising rates.

Our investors often choose The Bond Fund of America to provide income, as well as a degree of capital preservation when compared with other assets they may own — especially as events such as college or retirement near. We remain confident that the fund can continue to serve our investors in these areas going forward. While rates rose sharply during the period, we believe future increases will be more moderate. In this environment, bonds can and do lose some value. However, when those bonds are sold or reach maturity, the proceeds can be reinvested in less expensive bonds that yield more, providing increased income and contributing to total return.

We take a long-term, research-driven approach to investing, and believe it is during periods like these that we as fixed-income portfolio managers can be most effective. We thank you for your continued interest and investment in the fund, and look forward to reporting to you again in six months.

Cordially,

John H. Smet
President

August 9, 2013

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.78%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.25%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The Bond Fund of America	3

Summary investment portfolio June 30, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Portfolio by type of security	(percent of net assets)

Portfolio quality summary*	(percent of net assets)
U.S. Treasury and agency†	28.0%
Aaa/AAA	28.2
Aa/AA	5.6
A	14.2
Baa/BBB	14.4
Ba/BB	1.5
B	2.9
Caa/CCC or less	1.0
Unrated	0.5
Other securities	0.3
Short-term securities & other assets less liabilities	3.4
*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	Guaranteed or sponsored by the U.S. government.

4	The Bond Fund of America

Bonds, notes & other debt instruments — 96.28%	Value (000)	Percent of net assets
Corporate bonds, notes & loans — 34.04%

Financials — 8.91%
Other securities	$2,708,836	8.91%

Energy — 4.61%
Other securities	1,401,755	4.61

Health care — 3.53%
Other securities	1,074,193	3.53

Industrials — 3.24%
Other securities	984,582	3.24

Consumer discretionary — 3.14%
Other securities	954,148	3.14

Utilities — 2.60%
Other securities	791,988	2.60

Telecommunication services — 2.56%
Other securities	778,054	2.56

Consumer staples — 2.55%
Other securities	776,295	2.55

The Bond Fund of America	5

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Materials — 1.85%
Other securities		$562,549	1.85%

Information technology — 1.05%
Other securities		318,519	1.05

Total corporate bonds, notes & loans		10,350,919	34.04

Mortgage-backed obligations — 28.23%

Federal agency mortgage-backed obligations[1] — 24.16%
Fannie Mae:
3.00% 2028	$166,209	170,520
3.00% 2043	142,400	139,129
3.50% 2043	926,378	940,274
4.00% 2043	632,489	658,876	17.21
4.00% 2043	201,500	209,465
0%–11.064% 2017–2047[2,3]	2,966,033	3,114,449
Government National Mortgage Assn.:
2.50% 2028	91,316	92,283
3.50% 2043	420,777	432,483
3.50% 2043	115,290	118,280	3.83
4.00% 2043	107,026	112,327
2.50%–10.00% 2021–2043	391,767	409,815
Freddie Mac 0%–7.50% 2016–2047[2]	902,925	944,243	3.10
Other securities		7,332	.02
		7,349,476	24.16

Other mortgage-backed securities — 4.07%
Other securities		1,236,940	4.07

Total mortgage-backed obligations		8,586,416	28.23

6	The Bond Fund of America

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 25.15%

U.S. Treasury — 19.91%
2.625% 2014	$149,260	$153,172
0.25% 2015	209,200	208,821
4.00% 2015	97,300	103,141
1.00% 2016	211,010	212,386
1.50% 2016	156,675	160,427
2.00% 2016	95,000	98,634
2.375% 2016	100,000	104,876
0.875% 2017	503,500	501,063
1.00% 2017	616,656	617,063
3.25% 2017	93,480	101,353
0.625% 2018	215,676	208,447
1.00% 2018	119,225	117,115	19.91%
3.50% 2018	96,700	106,383
1.00% 2019	100,000	95,561
1.125% 2019	125,000	121,247
1.375% 2020	199,020	191,919
1.625% 2022	370,335	345,341
1.75% 2023	110,478	103,359
6.875% 2025	77,500	110,892
5.50% 2028	155,000	201,609
3.75% 2041	110,066	116,240
2.875% 2043	296,535	262,549
3.125% 2043	145,495	135,844
0.125%–8.75% 2013–2042[4]	1,512,773	1,676,414
		6,053,856	19.91

U.S. Treasury inflation-protected securities[5] — 5.24%
2.00% 2014	385,655	391,220
0.50% 2015	89,061	91,333
2.50% 2016	82,905	91,688
0.125% 2018	219,226	224,886	5.24
0.125% 2023	115,332	111,696
0.625% 2043	204,107	171,293
0.125%–2.375% 2013–2042	494,806	511,924
		1,594,040	5.24

Total U.S. Treasury bonds & notes		7,647,896	25.15

Bonds & notes of governments & government agencies outside the U.S. — 4.50%
Other securities		1,369,222	4.50

The Bond Fund of America	7

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Federal agency bonds & notes — 2.88%
Federal Home Loan Bank:
Series 2753, 0.28% 2013	$100,000	$100,010
1.00%–5.50% 2013–2036	150,260	152,894	.83%
Freddie Mac:
1.25% 2019	96,640	91,908
0.50%–5.50% 2014–2018	143,620	153,156	.81
Fannie Mae:
0.75% 2013	99,300	99,552	.60
0.50%–7.125% 2013–2030	76,860	82,760
Other securities		195,664	.64
		875,944	2.88

Other — 1.48%
Other securities		449,590	1.48

Total bonds, notes & other debt instruments (cost: $28,861,362,000)		29,279,987	96.28

Convertible securities — 0.08%
Other — 0.08%
Other securities		25,611	.08

Total convertible securities (cost: $23,915,000)		25,611	.08

Preferred securities — 0.02%
Financials — 0.02%
Other securities		5,753	.02

Total preferred securities (cost: $7,352,000)		5,753	.02

Common stocks — 0.18%
Other — 0.18%
Other securities		55,173	.18

Total common stocks (cost: $114,489,000)		55,173	.18

8	The Bond Fund of America

Warrants — 0.00%		Value (000)	Percent of net assets
Energy — 0.00%
Other securities		$19	.00%

Total warrants (cost: $671,000)		19	.00

Short-term securities — 12.09%	Principal amount (000)
Freddie Mac 0.085%–0.17% due 7/1/2013–5/13/2014	$1,233,700	1,232,875	4.05
Fannie Mae 0.06%–0.18% due 7/1/2013–4/21/2014	990,165	989,685	3.25
Federal Home Loan Bank 0.05%–0.18% due 7/17/2013–6/19/2014	333,220	333,031	1.10
U.S. Treasury Bills 0.10%–0.158% due 7/11–11/14/2013	176,000	175,976	.58
Federal Farm Credit Banks 0.13%–0.22% due 7/10–12/2/2013	120,000	119,976	.39
Private Export Funding Corp. 0.17%–0.245% due 7/18/2013–2/13/2014[6]	115,200	115,099	.38
Procter & Gamble Co. 0.10%–0.14% due 8/13–11/5/2013[6]	112,100	112,082	.37
Merck & Co. Inc. 0.08%–0.13% due 7/16–10/28/2013[6]	109,000	108,986	.36
Abbott Laboratories 0.10%–0.13% due 7/9–8/19/2013[6]	91,200	91,194	.30
Other securities		397,665	1.31

Total short-term securities (cost: $3,676,675,000)		3,676,569	12.09
Total investment securities (cost: $32,684,464,000)		33,043,112	108.65
Other assets less liabilities		(2,631,755)	(8.65)

Net assets		$30,411,357	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $45,135,000, an aggregate cost of $81,170,000, and which represented .15% of the net assets of the fund) were acquired from 12/16/2008 to 2/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

The Bond Fund of America	9

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation at
			Receive	Deliver	6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Japanese yen	7/11/2013	Citibank	¥996,006	$10,250	$(207)

Sales:
Brazilian reais	7/15/2013	Citibank	$16,752	BRL35,225	693
British pounds	8/22/2013	UBS AG	$9,369	£6,150	19
Chilean pesos	7/29/2013	Citibank	$4,946	CLP2,558,250	(2)
Colombian pesos	7/29/2013	Citibank	$8,908	COP17,250,200	(28)
Euros	7/10/2013	HSBC Bank	$19,939	€15,275	56
Euros	7/10/2013	Citibank	$20,204	€15,600	(103)
Euros	7/10/2013	Bank of New York Mellon	$18,493	€13,950	307
Euros	7/18/2013	UBS AG	$33,277	€24,975	765
Euros	7/19/2013	Citibank	$1,866	€1,400	43
Euros	7/31/2013	UBS AG	$20,358	€15,650	(16)
Euros	8/2/2013	Bank of America, N.A.	$5,201	€4,000	(6)
Israeli shekels	7/15/2013	HSBC Bank	$5,430	ILS19,668	16
Japanese yen	8/1/2013	UBS AG	$19,479	¥1,905,937	259
Mexican pesos	7/15/2013	Barclays Bank PLC	$23,630	MXN303,595	72
Polish zloty	7/15/2013	Barclays Bank PLC	$4,302	PLN13,240	132
Polish zloty	7/22/2013	Barclays Bank PLC	$4,455	PLN14,195	190
Russian rubles	7/11/2013	Citibank	$908	RUB27,850	20
Russian rubles	7/22/2013	JPMorgan Chase	$9,952	RUB323,000	164
Turkish lira	7/16/2013	Bank of New York Mellon	$791	TRY1,600	(11)
Turkish lira	7/29/2013	Bank of New York Mellon	$1,945	TRY3,800	(16)
Turkish lira	7/29/2013	Citibank	$7,788	TRY15,160	(34)

					2,520

Forward currency contracts — net					$2,313

10	The Bond Fund of America

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The interest rate swaps shown are generally indicative of the volume of activity over the prior 12-month period.

Floating rate index	Fixed rate	Expiration date	Counterparty	Notional amount (000)	Unrealized depreciation at 6/30/2013 (000)
Counterparty receives floating rate:
3-month USD-LIBOR	1.74125%	6/7/2022	Citibank	$11,975	$(775)
3-month USD-LIBOR	2.61	2/17/2032	JPMorgan Chase	41,000	(4,057)
					$(4,832)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $138,030,000, which represented .45% of the net assets of the fund.
[4]	A security in this range was pledged as collateral for net losses on unsettled forward currency contracts and interest rate swaps. The total value of pledged collateral was $4,014,000, which represented .01% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,842,111,000, which represented 12.63% of the net assets of the fund.

Key to abbreviations and symbols

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

€ = Euros

£ = British pounds

ILS = Israeli shekels

¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

PLN = Polish zloty

RUB = Russian rubles

TRY = Turkish lira

See Notes to Financial Statements

The Bond Fund of America	11

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $32,684,464)		$33,043,112
Cash		6,395
Unrealized appreciation on open forward currency contracts		2,736
Receivables for:
Sales of investments	$6,593,370
Sales of fund’s shares	28,430
Closed forward currency contracts	1,178
Interest rate swaps	403
Dividends and interest	217,358	6,840,739
		39,892,982
Liabilities:
Unrealized depreciation on open forward currency contracts		423
Unrealized depreciation on interest rate swaps		4,832
Payables for:
Purchases of investments	9,361,365
Repurchases of fund’s shares	92,063
Dividends on fund’s shares	3,182
Closed forward currency contracts	404
Interest rate swaps	16
Investment advisory services	4,854
Services provided by related parties	13,165
Trustees’ deferred compensation	639
Other	682	9,476,370
Net assets at June 30, 2013		$30,411,357

Net assets consist of:
Capital paid in on shares of beneficial interest		$32,364,670
Distributions in excess of net investment income		(32,695)
Accumulated net realized loss		(2,276,704)
Net unrealized appreciation		356,086
Net assets at June 30, 2013		$30,411,357

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,438,552 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$21,439,197	1,719,114	$12.47
Class B	333,445	26,738	12.47
Class C	2,032,601	162,985	12.47
Class F-1	1,236,084	99,116	12.47
Class F-2	411,148	32,968	12.47
Class 529-A	1,043,745	83,693	12.47
Class 529-B	30,700	2,462	12.47
Class 529-C	443,896	35,594	12.47
Class 529-E	57,158	4,583	12.47
Class 529-F-1	67,185	5,387	12.47
Class R-1	66,784	5,355	12.47
Class R-2	714,763	57,314	12.47
Class R-3	846,575	67,883	12.47
Class R-4	534,380	42,850	12.47
Class R-5	300,976	24,134	12.47
Class R-6	852,720	68,376	12.47

See Notes to Financial Statements

12	The Bond Fund of America

Statement of operations		unaudited
for the six months ended June 30, 2013	(dollars in thousands)

Investment income:
Income:
Interest	$407,649
Dividends	62	$407,711
Fees and expenses*:
Investment advisory services	30,297
Distribution services	52,330
Transfer agent services	24,367
Administrative services	3,422
Reports to shareholders	1,084
Registration statement and prospectus	403
Trustees’ compensation	207
Auditing and legal	12
Custodian	156
State and local taxes	69
Other	965	113,312
Net investment income		294,399

Net realized gain and unrealized depreciation on investments, forward currency contracts, interest rate swaps and currency:
Net realized gain (loss) on:
Investments	16,022
Forward currency contracts	9,627
Interest rate swaps	951
Currency transactions	(390)	26,210
Net unrealized (depreciation) appreciation on:
Investments	(1,178,141)
Forward currency contracts	1,348
Interest rate swaps	(5,396)
Currency translations	(106)	(1,182,295)
Net realized gain and unrealized depreciation on investments, forward currency contracts, interest rate swaps and currency		(1,156,085)

Net decrease in net assets resulting from operations		$(861,686)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Bond Fund of America	13

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2013*	Year ended December 31, 2012
Operations:
Net investment income	$294,399	$747,875
Net realized gain on investments, forward currency contracts, interest rate swaps and currency transactions	26,210	869,149
Net unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps and currency translations	(1,182,295)	269,139
Net (decrease) increase in net assets resulting from operations	(861,686)	1,886,163

Dividends paid or accrued to shareholders from net investment income	(336,578)	(837,630)

Net capital share transactions	(2,374,464)	(357,290)

Total (decrease) increase in net assets	(3,572,728)	691,243

Net assets:
Beginning of period	33,984,085	33,292,842
End of period (including distributions in excess of and undistributed net investment income: $(32,695) and $9,484, respectively)	$30,411,357	$33,984,085

*Unaudited.

See Notes to Financial Statements

14	The Bond Fund of America

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The Bond Fund of America	15

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally

16	The Bond Fund of America

accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will

The Bond Fund of America	17

be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in

18	The Bond Fund of America

fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds & notes:
Corporate bonds & notes	$—	$10,350,919	$—	$10,350,919
Mortgage-backed obligations	—	8,586,416	—	8,586,416
U.S. Treasury bonds & notes	—	7,647,896	—	7,647,896
Bonds & notes of governments & government agencies outside the U.S.	—	1,369,222	—	1,369,222
Federal agency bonds & notes	—	875,944	—	875,944
Other	—	449,590	—	449,590
Convertible securities	—	12,032	13,579	25,611
Preferred securities	—	5,753	—	5,753
Common stocks	—	—	55,173	55,173
Warrants	—	—	19	19
Short-term securities	—	3,676,569	—	3,676,569
Total	$—	$32,974,341	$68,771	$33,043,112

The Bond Fund of America	19

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,736	$—	$2,736
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(423)	—	(423)
Unrealized depreciation on interest rate swaps	—	(4,832)	—	(4,832)
Total	$—	$(2,519)	$—	$(2,519)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans

20	The Bond Fund of America

underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

The Bond Fund of America	21

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Interest rate swaps — The fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed-interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Upon entering into interest rate swaps, risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

On a daily basis, the fund’s investment adviser records interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. Unrealized appreciation or depreciation as a result of market fluctuation is recorded as an asset or liability. Periodic payments received or made by the fund are recorded in the fund’s statement of operations as realized gains or losses, respectively. Gains or losses are realized upon early termination or expiration of the interest rate swap agreement.

22	The Bond Fund of America

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts and interest rate swaps as of June 30, 2013 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$2,736	Unrealized depreciation on open forward currency contracts	$423
Forward currency	Receivables for closed forward currency contracts	1,178	Payables for closed forward currency contracts	404
Interest rate swaps	Unrealized appreciation on interest rate swaps	—	Unrealized depreciation on interest rate swaps	4,832
Interest rate swaps	Receivables for interest rate swaps	403	Payables for interest rate swaps	16
		$4,317		$5,675

	Net realized gain		Net unrealized appreciation (depreciation)
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$9,627	Net unrealized appreciation on forward currency contracts	$1,348
Interest rate swaps	Net realized gain on interest rate swaps	951	Net unrealized depreciation on interest rate swaps	(5,396)
		$10,578		$(4,048)

Collateral — To reduce the risk to counterparties of forward currency contracts and interest rate swaps, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts and open interest rate swaps by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Bond Fund of America	23

As of and during the period ended June 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities and tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$20,766
Capital loss carryforward expiring 2017*	(2,282,849)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

24	The Bond Fund of America

As of June 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$749,714
Gross unrealized depreciation on investment securities	(477,246)
Net unrealized appreciation on investment securities	272,468
Cost of investment securities	32,770,644

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2013	Year ended December 31, 2012
Class A	$249,385	$621,073
Class B	2,700	9,658
Class C	15,234	44,097
Class F-1	14,565	40,349
Class F-2	5,524	10,022
Class 529-A	11,128	26,493
Class 529-B	221	800
Class 529-C	2,975	8,100
Class 529-E	545	1,310
Class 529-F-1	809	1,853
Class R-1	508	1,629
Class R-2	5,441	14,657
Class R-3	8,394	22,069
Class R-4	6,215	17,023
Class R-5	3,818	9,015
Class R-6	9,116	9,482
Total	$336,578	$837,630

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The

The Bond Fund of America	25

agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2013, the investment advisory services fee was $30,297,000, which was equivalent to an annualized rate of 0.187% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS

26	The Bond Fund of America

for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

For the six months ended June 30, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$27,599	$17,650	$1,149	Not applicable
Class B	1,923	314	Not applicable	Not applicable
Class C	11,168	1,734	560	Not applicable
Class F-1	1,683	833	338	Not applicable
Class F-2	Not applicable	232	114	Not applicable
Class 529-A	1,233	648	268	$527
Class 529-B	171	24	9	17
Class 529-C	2,282	293	115	226
Class 529-E	147	22	15	29
Class 529-F-1	—	43	18	34
Class R-1	363	46	18	Not applicable
Class R-2	2,823	1,338	191	Not applicable
Class R-3	2,231	816	227	Not applicable
Class R-4	707	292	143	Not applicable
Class R-5	Not applicable	80	77	Not applicable
Class R-6	Not applicable	2	180	Not applicable
Total class-specific expenses	$52,330	$24,367	$3,422	$833

The Bond Fund of America	27

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $207,000, shown on the accompanying financial statements, includes $117,000 in current fees (either paid in cash or deferred) and a net increase of $90,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class A	$1,340,563	104,247	$238,309	18,623	$(3,435,249)	(268,151)	$(1,856,377)	(145,281)
Class B	6,258	486	2,585	202	(102,886)	(8,013)	(94,043)	(7,325)
Class C	133,076	10,347	14,180	1,108	(433,441)	(33,817)	(286,185)	(22,362)
Class F-1	165,945	12,918	14,201	1,110	(347,167)	(27,061)	(167,021)	(13,033)
Class F-2	85,304	6,638	4,873	381	(145,208)	(11,366)	(55,031)	(4,347)
Class 529-A	76,266	5,933	11,077	866	(104,135)	(8,112)	(16,792)	(1,313)
Class 529-B	963	75	219	17	(8,414)	(654)	(7,232)	(562)
Class 529-C	34,657	2,696	2,957	231	(53,145)	(4,138)	(15,531)	(1,211)
Class 529-E	3,894	303	542	42	(5,665)	(442)	(1,229)	(97)
Class 529-F-1	9,287	722	802	63	(12,892)	(1,006)	(2,803)	(221)
Class R-1	7,359	573	503	39	(19,023)	(1,481)	(11,161)	(869)
Class R-2	99,408	7,731	5,366	420	(169,220)	(13,184)	(64,446)	(5,033)
Class R-3	119,396	9,286	8,239	644	(202,672)	(15,791)	(75,037)	(5,861)
Class R-4	85,739	6,673	6,159	482	(138,235)	(10,766)	(46,337)	(3,611)
Class R-5	52,417	4,085	3,690	288	(55,060)	(4,293)	1,047	80
Class R-6	344,523	26,802	9,118	713	(29,927)	(2,333)	323,714	25,182
Total net increase (decrease)	$2,565,055	199,515	$322,820	25,229	$(5,262,339)	(410,608)	$(2,374,464)	(185,864)

28	The Bond Fund of America

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2012

Class A	$3,729,354	290,912	$593,959	46,325	$(4,579,516)	(357,570)	$(256,203)	(20,333)
Class B	38,430	2,999	9,314	727	(236,173)	(18,455)	(188,429)	(14,729)
Class C	392,273	30,625	41,699	3,253	(631,582)	(49,349)	(197,610)	(15,471)
Class F-1	406,021	31,737	39,661	3,093	(562,716)	(43,828)	(117,034)	(8,998)
Class F-2	260,938	20,263	8,947	697	(116,773)	(9,106)	153,112	11,854
Class 529-A	227,520	17,770	26,403	2,059	(166,598)	(12,978)	87,325	6,851
Class 529-B	5,707	446	792	61	(22,536)	(1,760)	(16,037)	(1,253)
Class 529-C	104,138	8,136	8,067	630	(94,110)	(7,328)	18,095	1,438
Class 529-E	13,306	1,040	1,305	102	(9,387)	(732)	5,224	410
Class 529-F-1	22,664	1,770	1,845	144	(13,221)	(1,027)	11,288	887
Class R-1	23,307	1,822	1,619	127	(37,715)	(2,939)	(12,789)	(990)
Class R-2	259,787	20,277	14,507	1,132	(297,837)	(23,268)	(23,543)	(1,859)
Class R-3	309,892	24,210	21,892	1,708	(370,227)	(28,898)	(38,443)	(2,980)
Class R-4	237,147	18,520	16,943	1,322	(342,496)	(26,679)	(88,406)	(6,837)
Class R-5	113,342	8,855	8,905	695	(130,124)	(10,173)	(7,877)	(623)
Class R-6	358,279	27,779	9,477	737	(53,719)	(4,184)	314,037	24,332
Total net increase (decrease)	$6,502,105	507,161	$805,335	62,812	$(7,664,730)	(598,274)	$(357,290)	(28,301)

*Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $54,582,808,000 and $56,275,262,000, respectively, during the six months ended June 30, 2013.

The Bond Fund of America	29

Financial highlights

			(Loss) income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 6/30/2013[4,5]	$12.95	$.12	$(.46)	$(.34)
	Year ended 12/31/2012	12.55	.30	.43	.73
	Year ended 12/31/2011	12.19	.40	.38	.78
	Year ended 12/31/2010	11.80	.44	.41	.85
	Year ended 12/31/2009	10.76	.53	1.03	1.56
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)
Class B:	Six months ended 6/30/2013[4,5]	12.95	.07	(.46)	(.39)
	Year ended 12/31/2012	12.55	.21	.43	.64
	Year ended 12/31/2011	12.19	.31	.38	.69
	Year ended 12/31/2010	11.80	.35	.41	.76
	Year ended 12/31/2009	10.76	.45	1.03	1.48
	Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)
Class C:	Six months ended 6/30/2013[4,5]	12.95	.07	(.46)	(.39)
	Year ended 12/31/2012	12.55	.20	.43	.63
	Year ended 12/31/2011	12.19	.30	.38	.68
	Year ended 12/31/2010	11.80	.35	.41	.76
	Year ended 12/31/2009	10.76	.44	1.03	1.47
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)
Class F-1:	Six months ended 6/30/2013[4,5]	12.95	.12	(.46)	(.34)
	Year ended 12/31/2012	12.55	.30	.43	.73
	Year ended 12/31/2011	12.19	.40	.38	.78
	Year ended 12/31/2010	11.80	.44	.41	.85
	Year ended 12/31/2009	10.76	.53	1.03	1.56
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)
Class F-2:	Six months ended 6/30/2013[4,5]	12.95	.13	(.46)	(.33)
	Year ended 12/31/2012	12.55	.33	.43	.76
	Year ended 12/31/2011	12.19	.43	.38	.81
	Year ended 12/31/2010	11.80	.47	.41	.88
	Year ended 12/31/2009	10.76	.56	1.03	1.59
	Period from 8/4/2008 to 12/31/2008[4]	12.31	.29	(1.47)	(1.18)
Class 529-A:	Six months ended 6/30/2013[4,5]	12.95	.11	(.46)	(.35)
	Year ended 12/31/2012	12.55	.29	.43	.72
	Year ended 12/31/2011	12.19	.39	.38	.77
	Year ended 12/31/2010	11.80	.44	.41	.85
	Year ended 12/31/2009	10.76	.53	1.03	1.56
	Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)

30	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.14)	$12.47	(2.66)%	$21,439	.60%[6]		.60%[6]		1.91%[6]
(.33)	12.95	5.90	24,142	.60		.60		2.33
(.42)	12.55	6.51	23,654	.60		.60		3.23
(.46)	12.19	7.30	25,627	.59		.59		3.61
(.52)	11.80	14.91	27,349	.65		.65		4.74
(.75)	10.76	(12.24)	21,987	.65		.63		5.76
(.09)	12.47	(3.03)	333	1.36	[6]	1.36	[6]	1.15	[6]
(.24)	12.95	5.10	441	1.35		1.35		1.60
(.33)	12.55	5.70	612	1.36		1.36		2.49
(.37)	12.19	6.50	891	1.35		1.35		2.88
(.44)	11.80	14.06	1,212	1.40		1.40		4.05
(.66)	10.76	(12.88)	1,227	1.40		1.37		5.02
(.09)	12.47	(3.05)	2,033	1.40	[6]	1.40	[6]	1.11	[6]
(.23)	12.95	5.05	2,400	1.39		1.39		1.54
(.32)	12.55	5.66	2,520	1.40		1.40		2.43
(.37)	12.19	6.45	2,931	1.39		1.39		2.81
(.43)	11.80	14.00	3,189	1.44		1.44		3.91
(.65)	10.76	(12.92)	2,274	1.44		1.41		4.98
(.14)	12.47	(2.67)	1,236	.62	[6]	.62	[6]	1.89	[6]
(.33)	12.95	5.88	1,452	.61		.61		2.32
(.42)	12.55	6.48	1,520	.63		.63		3.21
(.46)	12.19	7.27	1,866	.62		.62		3.59
(.52)	11.80	14.91	2,329	.65		.65		4.80
(.75)	10.76	(12.23)	2,653	.64		.62		5.78
(.15)	12.47	(2.54)	411	.35	[6]	.35	[6]	2.17	[6]
(.36)	12.95	6.16	483	.35		.35		2.56
(.45)	12.55	6.76	319	.36		.36		3.48
(.49)	12.19	7.55	402	.36		.36		3.89
(.55)	11.80	15.19	737	.39		.39		4.66
(.37)	10.76	(9.62)	99	.18		.17		2.69
(.13)	12.47	(2.71)	1,044	.70	[6]	.70	[6]	1.81	[6]
(.32)	12.95	5.80	1,101	.68		.68		2.24
(.41)	12.55	6.42	981	.68		.68		3.13
(.46)	12.19	7.24	898	.65		.65		3.53
(.52)	11.80	14.86	758	.70		.70		4.67
(.74)	10.76	(12.28)	547	.69		.67		5.74

See page 35 for footnotes.

The Bond Fund of America	31

Financial highlights (continued)

			(Loss) income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:	Six months ended 6/30/2013[4,5]	$12.95	$.06	$(.46)	$(.40)
	Year ended 12/31/2012	12.55	.19	.43	.62
	Year ended 12/31/2011	12.19	.29	.38	.67
	Year ended 12/31/2010	11.80	.34	.41	.75
	Year ended 12/31/2009	10.76	.44	1.03	1.47
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)
Class 529-C:	Six months ended 6/30/2013[4,5]	12.95	.06	(.46)	(.40)
	Year ended 12/31/2012	12.55	.19	.43	.62
	Year ended 12/31/2011	12.19	.29	.38	.67
	Year ended 12/31/2010	11.80	.34	.41	.75
	Year ended 12/31/2009	10.76	.44	1.03	1.47
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)
Class 529-E:	Six months ended 6/30/2013[4,5]	12.95	.10	(.46)	(.36)
	Year ended 12/31/2012	12.55	.26	.43	.69
	Year ended 12/31/2011	12.19	.36	.38	.74
	Year ended 12/31/2010	11.80	.40	.41	.81
	Year ended 12/31/2009	10.76	.49	1.03	1.52
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)
Class 529-F-1:	Six months ended 6/30/2013[4,5]	12.95	.13	(.46)	(.33)
	Year ended 12/31/2012	12.55	.32	.43	.75
	Year ended 12/31/2011	12.19	.42	.38	.80
	Year ended 12/31/2010	11.80	.46	.41	.87
	Year ended 12/31/2009	10.76	.55	1.03	1.58
	Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)
Class R-1:	Six months ended 6/30/2013[4,5]	12.95	.07	(.46)	(.39)
	Year ended 12/31/2012	12.55	.20	.43	.63
	Year ended 12/31/2011	12.19	.30	.38	.68
	Year ended 12/31/2010	11.80	.35	.41	.76
	Year ended 12/31/2009	10.76	.44	1.03	1.47
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)
Class R-2:	Six months ended 6/30/2013[4,5]	12.95	.07	(.46)	(.39)
	Year ended 12/31/2012	12.55	.20	.43	.63
	Year ended 12/31/2011	12.19	.30	.38	.68
	Year ended 12/31/2010	11.80	.34	.41	.75
	Year ended 12/31/2009	10.76	.44	1.03	1.47
	Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)

32	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.08)	$12.47	(3.09)%	$31	1.48%[6]		1.48%[6]		1.03%[6]
(.22)	12.95	4.96	39	1.48		1.48		1.47
(.31)	12.55	5.58	54	1.47		1.47		2.36
(.36)	12.19	6.39	73	1.45		1.45		2.76
(.43)	11.80	13.94	86	1.50		1.50		3.89
(.65)	10.76	(12.98)	71	1.51		1.48		4.92
(.08)	12.47	(3.08)	444	1.47	[6]	1.47	[6]	1.04	[6]
(.22)	12.95	4.97	477	1.46		1.46		1.46
(.31)	12.55	5.59	444	1.46		1.46		2.35
(.36)	12.19	6.40	428	1.44		1.44		2.74
(.43)	11.80	13.95	370	1.49		1.49		3.87
(.65)	10.76	(12.97)	258	1.50		1.47		4.94
(.12)	12.47	(2.82)	57	.92	[6]	.92	[6]	1.59	[6]
(.29)	12.95	5.55	61	.93		.93		1.99
(.38)	12.55	6.14	54	.94		.94		2.87
(.42)	12.19	6.93	49	.93		.93		3.24
(.48)	11.80	14.52	40	.99		.99		4.38
(.71)	10.76	(12.53)	29	.99		.96		5.45
(.15)	12.47	(2.60)	67	.47	[6]	.47	[6]	2.04	[6]
(.35)	12.95	6.04	73	.46		.46		2.45
(.44)	12.55	6.65	59	.46		.46		3.36
(.48)	12.19	7.47	54	.44		.44		3.74
(.54)	11.80	15.09	44	.49		.49		4.84
(.77)	10.76	(12.10)	26	.49		.46		5.96
(.09)	12.47	(3.04)	67	1.37	[6]	1.37	[6]	1.14	[6]
(.23)	12.95	5.08	81	1.36		1.36		1.57
(.32)	12.55	5.68	91	1.38		1.38		2.45
(.37)	12.19	6.47	99	1.38		1.38		2.82
(.43)	11.80	14.02	103	1.43		1.43		3.96
(.65)	10.76	(12.92)	88	1.44		1.42		5.01
(.09)	12.47	(3.02)	715	1.34	[6]	1.34	[6]	1.17	[6]
(.23)	12.95	5.09	807	1.36		1.36		1.57
(.32)	12.55	5.67	806	1.39		1.39		2.43
(.36)	12.19	6.44	832	1.39		1.39		2.79
(.43)	11.80	13.95	795	1.49		1.49		3.89
(.64)	10.76	(12.99)	616	1.53		1.50		4.90

See page 35 for footnotes.

The Bond Fund of America	33

Financial highlights (continued)

			(Loss) income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-3:	Six months ended 6/30/2013[4,5]	$12.95	$.10	$(.46)	$(.36)
	Year ended 12/31/2012	12.55	.26	.43	.69
	Year ended 12/31/2011	12.19	.36	.38	.74
	Year ended 12/31/2010	11.80	.40	.41	.81
	Year ended 12/31/2009	10.76	.50	1.03	1.53
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)
Class R-4:	Six months ended 6/30/2013[4,5]	12.95	.12	(.46)	(.34)
	Year ended 12/31/2012	12.55	.30	.43	.73
	Year ended 12/31/2011	12.19	.40	.38	.78
	Year ended 12/31/2010	11.80	.44	.41	.85
	Year ended 12/31/2009	10.76	.53	1.03	1.56
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)
Class R-5:	Six months ended 6/30/2013[4,5]	12.95	.14	(.46)	(.32)
	Year ended 12/31/2012	12.55	.34	.43	.77
	Year ended 12/31/2011	12.19	.43	.38	.81
	Year ended 12/31/2010	11.80	.48	.41	.89
	Year ended 12/31/2009	10.76	.56	1.03	1.59
	Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)
Class R-6:	Six months ended 6/30/2013[4,5]	12.95	.14	(.46)	(.32)
	Year ended 12/31/2012	12.55	.35	.43	.78
	Year ended 12/31/2011	12.19	.44	.38	.82
	Year ended 12/31/2010	11.80	.48	.41	.89
	Period from 5/1/2009 to 12/31/2009[4]	10.78	.35	1.01	1.36

	Six months ended		Year ended December 31
	June 30, 2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	218%	264%	154%	99%	84%	57%

34	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
$(.12)	$12.47	(2.82)%	$846	.92%[6]		.92%[6]		1.59%[6]
(.29)	12.95	5.55	955	.92		.92		2.00
(.38)	12.55	6.15	963	.94		.94		2.89
(.42)	12.19	6.94	1,053	.93		.93		3.26
(.49)	11.80	14.54	1,091	.97		.97		4.43
(.71)	10.76	(12.52)	939	.98		.95		5.45
(.14)	12.47	(2.66)	534	.60	[6]	.60	[6]	1.91	[6]
(.33)	12.95	5.89	602	.60		.60		2.33
(.42)	12.55	6.48	669	.62		.62		3.21
(.46)	12.19	7.27	768	.62		.62		3.57
(.52)	11.80	14.90	788	.66		.66		4.75
(.75)	10.76	(12.25)	707	.67		.64		5.77
(.16)	12.47	(2.51)	301	.30	[6]	.30	[6]	2.21	[6]
(.37)	12.95	6.20	311	.31		.31		2.63
(.45)	12.55	6.80	310	.32		.32		3.51
(.50)	12.19	7.59	370	.32		.32		3.88
(.55)	11.80	15.24	451	.37		.37		5.20
(.78)	10.76	(12.00)	667	.37		.34		6.06
(.16)	12.47	(2.49)	853	.25	[6]	.25	[6]	2.27	[6]
(.38)	12.95	6.26	559	.25		.25		2.61
(.46)	12.55	6.85	237	.27		.27		3.55
(.50)	12.19	7.64	280	.27		.27		3.90
(.34)	11.80	12.75	252	.31	[6]	.31	[6]	4.59	[6]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

The Bond Fund of America	35

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2013, through June 30, 2013).

Actual expenses:

The first line of each share class in the table on page 38 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on page 38 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending

36	The Bond Fund of America

on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Bond Fund of America	37

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$973.38	$2.94	.60%
Class A — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B — actual return	1,000.00	969.69	6.64	1.36
Class B — assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C — actual return	1,000.00	969.48	6.84	1.40
Class C — assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F-1 — actual return	1,000.00	973.30	3.03	.62
Class F-1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class F-2 — actual return	1,000.00	974.62	1.71	.35
Class F-2 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 529-A — actual return	1,000.00	972.92	3.42	.70
Class 529-A — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-B — actual return	1,000.00	969.12	7.23	1.48
Class 529-B — assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C — actual return	1,000.00	969.18	7.18	1.47
Class 529-C — assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-E — actual return	1,000.00	971.84	4.50	.92
Class 529-E — assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-F-1 — actual return	1,000.00	974.03	2.30	.47
Class 529-F-1 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 — actual return	1,000.00	969.64	6.69	1.37
Class R-1 — assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2 — actual return	1,000.00	969.80	6.54	1.34
Class R-2 — assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class R-3 — actual return	1,000.00	971.84	4.50	.92
Class R-3 — assumed 5% return	1,000.00	1,020.23	4.61	.92
Class R-4 — actual return	1,000.00	973.40	2.94	.60
Class R-4 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class R-5 — actual return	1,000.00	974.87	1.47	.30
Class R-5 — assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 — actual return	1,000.00	975.10	1.22	.25
Class R-6 — assumed 5% return	1,000.00	1,023.55	1.25	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

38	The Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2014. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and market data such as relevant market indexes, over various periods

The Bond Fund of America	39

through October 31, 2012. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Intermediate Investment Grade Average (the Lipper category that includes the fund) and the Barclays U.S. Aggregate Index. They noted that the investment results of the fund generally compared favorably to the Barclays Index for all such periods other than the five-year period, and also generally compared favorably to the Lipper Average for the ten-year and lifetime periods. The board and the committee concluded that the fund’s investment results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees were below that of the other funds in the Lipper Intermediate Investment Grade category and that although its total expenses were slightly higher than the median of such funds, such expenses less distribution expenses were significantly below the median. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary

40	The Bond Fund of America

benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Bond Fund of America	41

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42	The Bond Fund of America

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The Bond Fund of America	43

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44	The Bond Fund of America

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2013, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental Investors®
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Bond Fund of America® Investment portfolio June 30, 2013 unaudited

Bonds, notes & other debt instruments 96.28%
Corporate bonds, notes & loans 34.04%
Financials 8.91%	Principal amount	Value
Diversified financials 3.00%	(000)	(000)

Bank of America Corp., Series L, 3.625% 2016	$ 9,700	$10,138
Bank of America Corp. 3.75% 2016	29,480	30,921
Bank of America Corp. 2.00% 2018	18,000	17,447
Merrill Lynch & Co., Inc. 4.625% 2018	€4,330	5,938
Bank of America Corp. 5.65% 2018	$ 8,205	9,122
Bank of America Corp. 7.625% 2019	8,205	9,869
Bank of America Corp. 5.625% 2020	10,500	11,572
Bank of America Corp. 5.00% 2021	5,000	5,337
Bank of America Corp. 5.875% 2021	13,110	14,771
Bank of America Corp. 3.30% 2023	61,700	58,398
JPMorgan Chase & Co. 3.40% 2015	17,500	18,273
JPMorgan Chase & Co. 1.625% 2018	91,730	88,007
JPMorgan Chase & Co. 1.80% 2018	16,500	15,973
JPMorgan Chase & Co. 4.35% 2021	2,195	2,289
JPMorgan Chase & Co. 4.625% 2021	6,500	6,879
JPMorgan Chase & Co. 3.20% 2023	21,665	20,596
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[1]	3,575	3,423
Goldman Sachs Group, Inc. 3.625% 2016	27,625	28,851
Murray Street Investment Trust I 4.647% 2017	6,120	6,483
Goldman Sachs Group, Inc. 1.476% 2018[1]	17,415	17,274
Goldman Sachs Group, Inc. 2.375% 2018	12,790	12,567
Goldman Sachs Group, Inc. 7.50% 2019	4,045	4,807
Goldman Sachs Group, Inc. 5.25% 2021	6,000	6,427
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,522
Goldman Sachs Group, Inc. 3.625% 2023	66,110	63,341
Goldman Sachs Group, Inc. 6.25% 2041	7,470	8,486
Morgan Stanley, Series F, 2.875% 2014	14,750	14,905
Morgan Stanley 1.75% 2016	13,500	13,381
Morgan Stanley 3.80% 2016	8,850	9,209
Morgan Stanley 2.125% 2018	72,935	69,854
Morgan Stanley, Series F, 5.625% 2019	30,875	33,215
Morgan Stanley 3.75% 2023	3,600	3,447
Morgan Stanley 6.375% 2042	900	1,009
Citigroup Inc. 4.587% 2015	18,750	20,033
Citigroup Inc. 4.75% 2015	21,500	22,746
Citigroup Inc. 1.30% 2016	2,000	1,977
Citigroup Inc. 3.953% 2016	8,300	8,754
Citigroup Inc. 4.45% 2017	4,000	4,285
Citigroup Inc. 6.125% 2017	7,000	7,961
Citigroup Inc. 1.75% 2018	15,120	14,470
Citigroup Inc. 8.50% 2019	10,695	13,487
Citigroup Inc. 3.375% 2023	11,500	11,017
American Express Credit Co. 1.75% 2015	14,500	14,702
American Express Co. 6.15% 2017	150	174
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Diversified financials (continued)	(000)	(000)

American Express Co. 0.863% 2018[1]	$12,500	$ 12,499
American Express Co. 1.55% 2018	19,700	19,140
UBS AG 2.25% 2014	14,500	14,641
UBS AG 5.75% 2018	2,245	2,596
UBS AG 4.875% 2020	16,067	17,760
UBS AG 7.50% 2025	800	961
Lazard Group LLC 7.125% 2015	16,500	17,923
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,560
iStar Financial Inc., 3.875% 2016	2,300	2,214
iStar Financial Inc., Term Loan B, 4.50% 2017[1,2,3]	3,746	3,797
iStar Financial Inc., Series B, 9.00% 2017	7,635	8,551
iStar Financial Inc., 4.875% 2018	250	236
Northern Trust Corp. 4.625% 2014	8,475	8,768
Northern Trust Corp. 5.85% 2017	3,750	4,270
International Lease Finance Corp. 4.875% 2015	9,515	9,705
Springleaf Finance Corp., Term Loan B, 5.50% 2017[1,2,3]	9,350	9,375
Discover Financial Services 2.00% 2018	6,200	6,005
Jefferies Group, Inc. 6.50% 2043	4,200	4,038
Franklin Resources, Inc. 1.375% 2017	2,700	2,621
Franklin Resources, Inc. 2.80% 2022	1,300	1,223
NASDAQ OMX Group, Inc. 5.25% 2018	2,750	2,954
		913,174

Real estate 2.65%

Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	5,000	5,318
Westfield Group 7.50% 2014[4]	16,670	17,711
Westfield Group 5.75% 2015[4]	35,300	38,582
Westfield Group 5.70% 2016[4]	9,195	10,281
Westfield Group 7.125% 2018[4]	16,725	19,862
Westfield Group 6.75% 2019[4]	10,750	12,707
Westfield Group 4.625% 2021[4]	13,955	14,739
Westfield Group 3.375% 2022[4]	18,290	17,263
Prologis, Inc. 5.75% 2016	9,300	10,215
Prologis, Inc. 6.125% 2016	5,690	6,415
Prologis, Inc. 6.25% 2017	6,115	6,836
Prologis, Inc. 6.625% 2018	47,517	54,731
Prologis, Inc. 6.625% 2019	3,740	4,314
Prologis, Inc. 7.375% 2019	16,237	19,557
Prologis, Inc. 6.875% 2020	26,860	31,196
Hospitality Properties Trust 7.875% 2014	3,060	3,182
Hospitality Properties Trust 5.125% 2015	9,925	10,280
Hospitality Properties Trust 6.30% 2016	29,368	31,949
Hospitality Properties Trust 5.625% 2017	1,195	1,291
Hospitality Properties Trust 6.70% 2018	30,450	33,908
Hospitality Properties Trust 5.00% 2022	5,375	5,371
Hospitality Properties Trust 4.50% 2023	13,570	13,124
Kimco Realty Corp., Series C, 4.82% 2014	17,200	17,797
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,869
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,473
Kimco Realty Corp. 5.70% 2017	28,450	31,812
Kimco Realty Corp. 4.30% 2018	13,935	14,985
Kimco Realty Corp. 6.875% 2019	5,440	6,582
Kimco Realty Corp. 3.125% 2023	1,750	1,621
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Real estate (continued)	(000)	(000)

Developers Diversified Realty Corp. 5.50% 2015	$16,838	$ 18,024
Developers Diversified Realty Corp. 9.625% 2016	9,960	11,866
Developers Diversified Realty Corp. 7.50% 2017	15,356	17,817
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,317
Developers Diversified Realty Corp. 7.875% 2020	6,697	8,177
Simon Property Group, LP 6.75% 2014	9,100	9,431
Simon Property Group, LP 4.20% 2015	2,430	2,532
Simon Property Group, LP 5.875% 2017	8,000	9,033
Simon Property Group, LP 1.50% 2018[4]	9,505	9,162
Simon Property Group, LP 6.125% 2018	10,000	11,757
Simon Property Group, LP 10.35% 2019	8,995	12,467
Realogy Corp., Letter of Credit, 4.50% 2016[1,2,3]	29	29
Realogy Corp. 7.875% 2019[4]	23,406	24,810
Realogy Corp., Term Loan B, 4.50% 2020[1,2,3]	9,245	9,297
Realogy Corp. 9.00% 2020[4]	12,515	14,017
Goodman Funding Pty Ltd. 6.375% 2020[4]	8,425	9,441
Goodman Funding Pty Ltd. 6.00% 2022[4]	25,785	28,575
ERP Operating LP 6.584% 2015	10,000	10,982
ERP Operating LP 7.125% 2017	5,595	6,492
ERP Operating LP 4.625% 2021	9,480	10,054
ERP Operating LP 3.00% 2023	11,025	10,147
American Campus Communities, Inc. 3.75% 2023	19,110	18,364
Alexandria Real Estate Equities, Inc. 3.90% 2023	15,395	14,719
UDR, Inc., Series A, 5.25% 2015	12,780	13,489
AvalonBay Communities, Inc. 2.85% 2023	11,985	10,921
Corporate Office Properties Trust 3.60% 2023[4]	10,674	9,866
American Tower Corp. 4.625% 2015	7,000	7,400
American Tower Corp. 5.90% 2021	2,000	2,228
Mack-Cali Realty Corp. 2.50% 2017	1,045	1,028
Mack-Cali Realty Corp. 3.15% 2023	7,540	6,741
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,197
Essex Portfolio L.P. 3.25% 2023	6,185	5,706
Crescent Resources 10.25% 2017[4]	4,700	4,865
Piedmont Operating Partnership LP 3.40% 2023[4]	5,300	4,833
Ryman Hospitality Properties, Inc. 5.00% 2021[4]	3,025	2,949
Brandywine Operating Partnership, LP 5.40% 2014	2,000	2,107
Brandywine Operating Partnership, LP 5.70% 2017	25	27
Brandywine Operating Partnership, LP 3.95% 2023	100	94
FelCor Lodging Trust Inc. 5.625% 2023	915	892
		806,824

Banks 2.04%

HSBC Finance Corp. 0.705% 2016[1]	8,679	8,611
HSBC Bank PLC 1.50% 2018[4]	29,225	28,186
HSBC Holdings PLC 4.125% 2020[4]	9,453	9,912
HSBC Holdings PLC 4.875% 2020	20,125	21,582
HSBC Holdings PLC 4.00% 2022	11,810	12,107
PNC Funding Corp. 5.40% 2014	10,000	10,436
PNC Financial Services Group, Inc. 2.854% 2022	43,639	39,864
PNC Preferred Funding Trust I, junior subordinated 1.923% (undated)[1,4]	12,700	10,573
BNP Paribas 3.60% 2016	14,000	14,674
BNP Paribas 5.00% 2021	21,225	22,593
BNP Paribas 3.25% 2023	18,535	17,063
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Banks (continued)	(000)	(000)

BNP Paribas, junior subordinated 7.195% (undated)[1,4]	$ 3,000	$ 2,918
Standard Chartered PLC 3.85% 2015[4]	19,327	20,170
Standard Chartered PLC 3.20% 2016[4]	26,136	27,360
Standard Chartered Bank 3.95% 2023[4]	6,820	6,353
Wells Fargo & Co. 3.676% 2016	14,000	14,966
Wells Fargo & Co. 0.906% 2018[1]	11,100	11,056
Wells Fargo & Co. 1.50% 2018	14,650	14,299
Wells Fargo & Co., Series I, 3.50% 2022	5,200	5,266
Royal Bank of Scotland PLC 3.40% 2013	12,325	12,366
Royal Bank of Scotland PLC 3.95% 2015	15,000	15,673
Royal Bank of Scotland Group PLC 4.375% 2016	7,500	7,943
Royal Bank of Scotland PLC 5.625% 2020	8,435	9,158
Nordea Bank, Series 2, 3.70% 2014[4]	8,000	8,297
Nordea Bank AB 3.125% 2017[4]	12,500	12,871
Nordea Bank AB 1.625% 2018[4]	13,100	12,678
Barclays Bank PLC 5.125% 2020	18,125	20,071
Barclays Bank PLC 6.00% 2021	€4,000	5,637
Regions Financial Corp. 7.75% 2014	$ 6,726	7,270
Regions Financial Corp. 5.20% 2015	590	612
Regions Financial Corp. 5.75% 2015	7,287	7,864
Regions Financial Corp. 2.00% 2018	5,850	5,534
CIT Group Inc., Series C, 4.75% 2015[4]	9,250	9,423
CIT Group Inc. 4.25% 2017	1,400	1,412
CIT Group Inc. 5.00% 2017	9,750	10,006
UniCredito Italiano SpA 6.00% 2017[4]	19,483	19,891
ANZ National (International) Ltd. 3.125% 2015[4]	16,500	17,163
Westpac Banking Corp. 3.00% 2015	14,400	15,075
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,251
Santander Issuances, SA Unipersonal 6.50% 2019[1,4]	11,600	11,542
US Bancorp., Series T, 1.65% 2017	13,000	12,968
Svenska Handelsbanken AB 1.625% 2018	12,500	12,218
Korea Development Bank 8.00% 2014	10,265	10,637
VEB Finance Ltd. 6.902% 2020[4]	9,100	10,021
VEB Finance Ltd. 6.80% 2025[4]	500	535
Banco del Estado de Chile 4.125% 2020[4]	10,000	10,033
Royal Bank of Canada 1.50% 2018	8,830	8,633
BBVA Bancomer SA 4.50% 2016[4]	3,225	3,362
BBVA Bancomer SA, junior subordinated 7.25% 2020[4]	2,430	2,661
BBVA Bancomer SA 6.50% 2021[4]	2,355	2,484
Banco de Crédito del Perú 5.375% 2020[4]	7,000	7,227
HSBK (Europe) BV 7.25% 2021[4]	6,710	6,799
Bank of India 3.625% 2018[4]	5,000	4,803
Intesa Sanpaolo SpA 6.50% 2021[4]	4,500	4,537
HBOS PLC 4.375% 2019[1]	€2,870	3,638
Development Bank of Kazakhstan 5.50% 2015[4]	$ 2,735	2,872
BB&T Corp., 2.05% 2018	2,350	2,318
Eole Finance SPC, 2.341% 2024[2,4]	2,155	2,150
		618,622

Insurance 0.93%

Berkshire Hathaway Inc. 2.20% 2016	14,000	14,464
Berkshire Hathaway Finance Corp. 1.30% 2018	7,115	6,886
Berkshire Hathaway Inc. 1.55% 2018	5,000	4,902
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Insurance (continued)	(000)	(000)

Berkshire Hathaway Inc. 3.00% 2022	$13,175	$ 12,764
Berkshire Hathaway Inc. 3.00% 2023	2,500	2,411
Berkshire Hathaway Inc. 4.40% 2042	3,000	2,783
ACE INA Holdings Inc. 5.875% 2014	17,445	18,274
ACE INA Holdings Inc. 2.60% 2015	19,990	20,756
ACE INA Holdings Inc. 2.70% 2023	3,000	2,796
American International Group, Inc. 4.875% 2016	5,000	5,480
American International Group, Inc. 3.80% 2017	28,250	29,632
American International Group, Inc. 4.875% 2022	5,000	5,336
QBE Insurance Group Ltd. 2.40% 2018[4]	21,565	21,157
CNA Financial Corp. 5.85% 2014	4,500	4,788
CNA Financial Corp. 6.50% 2016	8,000	9,068
CNA Financial Corp. 7.35% 2019	2,770	3,357
CNA Financial Corp. 5.875% 2020	1,250	1,416
CNA Financial Corp. 7.25% 2023	2,000	2,389
Prudential Financial, Inc. 4.50% 2021	3,000	3,164
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	14,150	17,572
Monumental Global Funding III 5.25% 2014[4]	20,000	20,503
MetLife Global Funding I 2.50% 2015[4]	17,000	17,593
RSA Insurance Group PLC 9.375% 2039[1]	£3,765	7,096
RSA Insurance Group PLC 8.50% (undated)[1]	2,429	3,860
AXA SA 8.60% 2030	$4,615	5,596
AXA SA, Series B, junior subordinated 6.379% (undated)[1,4]	5,065	4,951
UnumProvident Finance Co. PLC 6.85% 2015[4]	2,400	2,675
Unum Group 7.125% 2016	6,500	7,522
Liberty Mutual Group Inc. 6.70% 2016[4]	6,250	7,113
Liberty Mutual Group Inc. 4.25% 2023[4]	1,705	1,650
Allstate Corp. 3.15% 2023	5,775	5,615
Allstate Corp. 4.50% 2043	3,000	2,973
Assicurazioni Generali SpA 10.125% 2042	€2,500	3,924
GE Global Insurance Holding Corporation 6.45% 2019	$ 1,000	1,183
Loews Corp. 6.00% 2035	225	250
		281,899

Automobiles & components 0.29%

Ford Motor Credit Co. 1.70% 2016	10,500	10,334
Ford Motor Credit Co. 2.50% 2016	13,250	13,372
Ford Motor Credit Co. 2.375% 2018	38,450	37,048
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,520
Toyota Motor Credit Corp. 0.875% 2015	11,000	11,043
		88,317

Energy 4.61%

Kinder Morgan Energy Partners, LP 5.125% 2014	14,410	15,228
Kinder Morgan Energy Partners, LP 5.625% 2015	12,600	13,514
Kinder Morgan Energy Partners, LP 3.50% 2016	1,700	1,792
Kinder Morgan Energy Partners, LP 6.00% 2017	17,000	19,157
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,619
Kinder Morgan Energy Partners, LP 5.30% 2020	2,750	3,057
Kinder Morgan Energy Partners, LP 6.85% 2020	21,335	25,425
Kinder Morgan Energy Partners, LP 3.95% 2022	6,000	5,927
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,032
Kinder Morgan Energy Partners, LP 3.45% 2023	4,500	4,231
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Kinder Morgan Energy Partners, LP 3.50% 2023	$20,060	$18,827
Kinder Morgan Energy Partners, LP 6.95% 2038	4,250	5,045
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,274
Kinder Morgan Energy Partners, LP 5.00% 2042	3,000	2,844
StatoilHydro ASA 2.90% 2014	15,360	15,806
Statoil ASA 3.125% 2017	26,500	27,980
Statoil ASA 0.565% 2018[1]	15,370	15,396
StatoilHydro ASA 1.20% 2018	8,880	8,643
Statoil ASA 3.15% 2022	19,950	19,757
StatoilHydro ASA 2.45% 2023	10,950	10,159
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	29,196
Enbridge Energy Partners, LP 9.875% 2019	27,005	35,295
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,636
Enbridge Energy Partners, LP 4.20% 2021	8,250	8,398
Enbridge Energy Partners, LP, Series B, 7.50% 2038	7,450	9,041
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,392
Enbridge Energy Partners, LP, junior subordinated 8.05% 2077[1]	1,100	1,252
Total Capital SA 3.00% 2015	17,000	17,771
Total Capital International 1.55% 2017	13,140	13,031
Total Capital Canada Ltd. 1.45% 2018	7,520	7,351
Total Capital International 2.875% 2022	28,560	27,487
Total Capital International 2.70% 2023	14,825	13,890
Total Capital Canada Ltd. 2.75% 2023	4,745	4,443
Transocean Inc. 5.05% 2016	19,250	20,946
Transocean Inc. 2.50% 2017	10,880	10,759
Transocean Inc. 6.375% 2021	25,995	29,251
Transocean Inc. 3.80% 2022	16,370	15,614
Chevron Corp. 1.104% 2017	1,900	1,858
Chevron Corp. 1.718% 2018	9,610	9,529
Chevron Corp. 2.355% 2022	26,090	24,572
Chevron Corp. 3.191% 2023	35,190	35,072
Anadarko Petroleum Corp. 5.95% 2016	21,205	23,799
Anadarko Petroleum Corp. 6.375% 2017	21,750	25,028
Anadarko Petroleum Corp. 8.70% 2019	8,745	11,266
Anadarko Petroleum Corp. 6.20% 2040	1,750	1,972
Devon Energy Corp. 1.875% 2017	6,405	6,322
Devon Energy Corp. 3.25% 2022	52,575	50,990
Devon Energy Corp. 4.75% 2042	1,000	938
Shell International Finance BV 3.10% 2015	10,000	10,484
Shell International Finance BV 1.125% 2017	34,650	33,918
Shell International Finance BV 2.25% 2023	2,455	2,255
Shell International Finance BV 3.625% 2042	10,880	9,658
Gazprom OJSC 5.092% 2015	16,500	17,449
Gazprom OJSC 5.092% 2015[4]	6,125	6,477
Gaz Capital SA, Series 7, 6.212% 2016	5,300	5,748
Gazprom OJSC 3.85% 2020[4]	3,750	3,590
Gazprom OJSC 6.51% 2022[4]	14,500	15,406
Gazprom OJSC, Series 9, 6.51% 2022	5,000	5,313
Enterprise Products Operating LLC 5.20% 2020	4,125	4,621
Enterprise Products Operating LLC 4.05% 2022	8,300	8,493
Enterprise Products Operating LLC 3.35% 2023	28,250	27,224
Enterprise Products Operating LLC 4.85% 2042	7,500	7,103
Enterprise Products Operating LLC 4.85% 2044	2,400	2,288
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[2]	$11,700	$13,881
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,465
Petróleos Mexicanos 5.50% 2021	4,075	4,360
Petróleos Mexicanos 4.875% 2022	4,290	4,386
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	12,396
Petróleos Mexicanos 6.50% 2041	4,150	4,306
Petróleos Mexicanos 5.50% 2044[4]	1,000	903
BG Energy Capital PLC 2.50% 2015[4]	7,200	7,441
BG Energy Capital PLC 2.875% 2016[4]	22,045	23,088
BG Energy Capital PLC 4.00% 2021[4]	9,930	10,334
Petrobras Global Finance Co. 3.00% 2019	4,250	3,957
Petrobras International Finance Co. 5.375% 2021	19,220	19,397
Petrobras Global Finance Co. 4.375% 2023	6,540	6,061
Petrobras International Finance Co. 6.875% 2040	6,970	7,112
Petrobras International Finance Co. 6.75% 2041	500	502
Petrobras Global Finance Co. 5.625% 2043	1,060	926
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	15,800	16,478
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	11,625	12,506
Williams Partners L.P. 3.35% 2022	6,500	5,978
Cenovus Energy Inc. 3.00% 2022	28,310	26,976
Cenovus Energy Inc. 6.75% 2039	1,750	2,107
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,4]	25,584	26,223
Apache Corp. 2.625% 2023	19,845	18,324
Apache Corp. 4.25% 2044	7,260	6,511
Enbridge Inc. 5.80% 2014	1,200	1,260
Enbridge Inc. 5.60% 2017	19,200	21,536
Reliance Holdings Ltd. 4.50% 2020[4]	6,350	6,252
Reliance Holdings Ltd. 5.40% 2022[4]	6,350	6,459
Reliance Holdings Ltd. 6.25% 2040[4]	10,000	10,005
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	12,500	13,467
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	8,500	7,580
Energy Transfer Partners, L.P. 5.20% 2022	4,500	4,768
Energy Transfer Partners, L.P. 3.60% 2023	11,255	10,548
Energy Transfer Partners, L.P. 6.50% 2042	665	712
Energy Transfer Partners, L.P. 5.15% 2043	5,250	4,794
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,335	3,498
Ras Laffan Liquefied Natural Gas III 5.50% 2014[4]	330	346
Ras Laffan Liquefied Natural Gas III 5.832% 2016[2]	1,163	1,239
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	11,895	12,847
Ras Laffan Liquefied Natural Gas III 6.332% 2027[2]	2,000	2,349
Husky Energy Inc. 6.20% 2017	12,830	14,587
Korea National Oil Corp. 4.00% 2016[4]	6,850	7,277
Harvest Operations Corp. 2.125% 2018[4]	7,400	7,036
Western Gas Partners LP 4.00% 2022	14,445	14,040
NGPL PipeCo LLC 7.119% 2017[4]	1,950	1,901
NGPL PipeCo LLC 9.625% 2019[4]	11,435	11,892
TransCanada PipeLines Ltd. 6.50% 2018	7,500	9,018
TransCanada PipeLines Ltd. 7.125% 2019	3,040	3,710
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[1]	1,000	1,043
Alpha Natural Resources, Inc. 9.75% 2018	7,415	7,183
Alpha Natural Resources, Inc. 6.00% 2019	3,140	2,567
Alpha Natural Resources, Inc. 6.25% 2021	2,700	2,167
Marathon Oil Corp. 0.90% 2015	11,000	10,944
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

ConocoPhillips 1.05% 2017	$11,000	$ 10,623
Peabody Energy Corp. 6.00% 2018	8,410	8,463
Peabody Energy Corp. 6.25% 2021	1,675	1,625
Woodside Finance Ltd. 4.60% 2021[4]	9,565	10,073
CONSOL Energy Inc. 8.00% 2017	1,945	2,057
CONSOL Energy Inc. 8.25% 2020	7,430	7,820
QGOG Constellation S.A. 6.25% 2019[4]	9,800	9,629
Spectra Energy Partners, LP 2.95% 2016	6,375	6,539
Spectra Energy Partners 4.60% 2021	2,185	2,229
Arch Coal, Inc. 7.00% 2019	3,245	2,718
Arch Coal, Inc. 7.25% 2021	7,025	5,831
Transportadora de Gas Peru SA 4.25% 2028[4]	8,050	7,165
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,189
Sabine Pass Liquefaction, LLC 5.625% 2021[4]	6,350	6,175
CNOOC Finance (2013) Ltd. 3.00% 2023	6,800	6,152
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,875	4,069
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,050	2,030
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,4]	5,562	5,646
Teekay Corp. 8.50% 2020	5,125	5,599
Energy Transfer Partners, L.P. 7.50% 2020	5,000	5,488
PDC Energy Inc. 7.75% 2022[4]	4,725	4,902
Phillips 66 5.875% 2042	4,410	4,884
Denbury Resources Inc. 4.625% 2023	2,725	2,517
Laredo Petroleum, Inc. 9.50% 2019	1,950	2,155
MarkWest Energy Partners, LP 5.50% 2023	2,050	2,030
Access Midstream Partners, L.P. 4.875% 2023	2,150	2,005
Transportadora de Gas Internacional 5.70% 2022[4]	1,250	1,297
Bonanza Creek Energy, Inc. 6.75% 2021[4]	1,050	1,063
Samson Investment Co., 2nd Lien Term Loan B, 6.00% 2018[1,2,3]	300	300
		1,401,755

Health care 3.53%
Pharmaceuticals, biotechnology & life sciences 1.92%

AbbVie Inc. 1.75% 2017[4]	34,440	33,765
AbbVie Inc. 2.90% 2022[4]	61,595	57,682
AbbVie Inc. 4.40% 2042[4]	29,475	27,518
Amgen Inc. 2.50% 2016	27,200	28,122
Amgen Inc. 2.125% 2017	22,567	22,675
Amgen Inc. 3.625% 2022	7,330	7,338
Amgen Inc. 5.15% 2041	1,500	1,501
Amgen Inc. 5.375% 2043	9,055	9,410
Gilead Sciences, Inc. 2.40% 2014	7,215	7,377
Gilead Sciences, Inc. 3.05% 2016	14,765	15,617
Gilead Sciences, Inc. 4.40% 2021	30,510	32,802
Gilead Sciences, Inc. 5.65% 2041	8,905	9,951
Roche Holdings, Inc. 6.00% 2019[4]	33,270	39,903
Roche Holdings, Inc. 7.00% 2039[4]	15,560	21,148
Schering-Plough Corp. 5.30% 2013[1]	6,000	6,119
Schering-Plough Corp. 6.00% 2017	5,300	6,190
Merck & Co., Inc. 1.10% 2018	5,830	5,620
Merck & Co., Inc. 2.80% 2023	24,590	23,300
Merck & Co., Inc. 4.15% 2043	4,750	4,550
GlaxoSmithKline Capital Inc. 1.50% 2017	10,500	10,435
Bonds, notes & other debt instruments
	Principal amount	Value
Health care — Pharmaceuticals, biotechnology & life sciences (continued)	(000)	(000)

GlaxoSmithKline Capital Inc. 5.65% 2018	$15,000	$ 17,409
GlaxoSmithKline Capital Inc. 2.80% 2023	2,900	2,764
GlaxoSmithKline Capital Inc. 6.375% 2038	5,600	6,868
GlaxoSmithKline Capital Inc. 4.20% 2043	4,250	4,005
inVentiv Health Inc. 9.00% 2018[4]	12,725	13,329
inVentiv Health Inc. 10.75% 2018[4]	19,255	16,174
inVentiv Health Inc. 11.00% 2018[4]	7,655	6,430
Novartis Capital Corp. 4.125% 2014	11,025	11,268
Novartis Securities Investment Ltd. 5.125% 2019	11,280	12,993
Novartis Capital Corp. 2.40% 2022	7,250	6,823
VPI Escrow Corp. 6.375% 2020[4]	10,455	10,390
VPI Escrow Corp. 7.50% 2021[4]	11,800	12,228
Biogen Idec Inc. 6.875% 2018	17,000	20,231
Quintiles, Term Loan B-2, 4.50% 2018[1,2,3]	14,763	14,843
Pfizer Inc. 6.20% 2019	10,000	12,068
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	2,390	2,289
Teve Pharmaceutical Finance Company BV, 2.95% 2022	9,350	8,773
Sanofi 0.586% 2014[1]	10,000	10,022
Patheon Inc., Term Loan B1, 7.25% 2018[1,2,3]	9,542	9,637
INC Research LLC 11.50% 2019[4]	4,990	5,389
Johnson & Johnson 0.365% 2014[1]	5,000	5,007
Grifols Inc. 8.25% 2018	3,350	3,618
		583,581

Equipment & services 1.61%

Express Scripts Inc. 2.75% 2014	15,500	15,845
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,605
Express Scripts Inc. 3.125% 2016	18,427	19,172
Express Scripts Inc. 3.50% 2016	3,000	3,187
Express Scripts Inc. 2.65% 2017	29,335	29,888
Express Scripts Inc. 4.75% 2021	13,500	14,461
Express Scripts Inc. 3.90% 2022	37,060	37,572
Express Scripts Inc. 6.125% 2041	3,000	3,481
UnitedHealth Group Inc. 0.85% 2015	5,525	5,535
UnitedHealth Group Inc. 1.40% 2017	6,095	5,988
UnitedHealth Group Inc. 6.00% 2017	19,920	22,976
UnitedHealth Group Inc. 1.625% 2019	7,800	7,546
UnitedHealth Group Inc. 2.75% 2023	880	820
UnitedHealth Group Inc. 2.875% 2023	15,985	15,042
UnitedHealth Group Inc. 5.70% 2040	1,250	1,382
UnitedHealth Group Inc. 3.95% 2042	315	272
Baxter International Inc. 1.85% 2018	11,030	10,949
Baxter International Inc. 2.40% 2022	2,600	2,405
Baxter International Inc. 3.20% 2023	33,200	32,614
Cardinal Health, Inc. 4.00% 2015	3,990	4,215
Cardinal Health, Inc. 1.90% 2017	3,550	3,497
Cardinal Health, Inc. 1.70% 2018	4,935	4,792
Cardinal Health, Inc. 4.625% 2020	6,020	6,444
Cardinal Health, Inc. 3.20% 2023	16,490	15,411
Allegiance Corp. 7.00% 2026	7,635	9,478
Coventry Health Care, Inc. 6.30% 2014	11,395	12,048
Aetna Inc. 1.50% 2017	10,375	10,080
Aetna Inc. 2.75% 2022	16,000	14,757
Bonds, notes & other debt instruments
	Principal amount	Value
Health care — Equipment & services (continued)	(000)	(000)

Kinetic Concepts, Inc. 10.50% 2018	$20,950	$ 22,626
Kinetic Concepts, Inc. 12.50% 2019	9,300	9,672
McKesson Corp. 0.95% 2015	2,255	2,250
McKesson Corp. 3.25% 2016	1,580	1,667
McKesson Corp. 1.40% 2018	8,770	8,471
McKesson Corp. 2.70% 2022	1,640	1,531
McKesson Corp. 2.85% 2023	2,925	2,758
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[1,2,3]	3,350	3,338
PTS Acquisition Corp. 9.75% 2017	€8,775	11,879
Humana Inc. 3.15% 2022	$ 9,650	8,968
Humana Inc. 4.625% 2042	5,350	4,818
Boston Scientific Corp. 6.00% 2020	10,900	12,349
VWR Funding, Inc. 7.25% 2017	10,440	10,858
DENTSPLY International Inc. 1.775% 2013[1]	5,000	5,007
DENTSPLY International Inc. 2.75% 2016	5,620	5,773
Symbion Inc. 8.00% 2016	10,050	10,502
Select Medical Holdings Corp. 6.375% 2021[4]	9,070	8,662
Rotech Healthcare Inc. 10.50% 2018[5]	12,400	6,448
Centene Corp. 5.75% 2017	5,265	5,541
HCA Inc. 6.50% 2020	4,745	5,145
Surgical Care Affiliates, Inc. 8.875% 2015[4]	3,927	3,947
Surgical Care Affiliates, Inc. 10.00% 2017[4]	925	957
Bausch & Lomb Inc. 9.875% 2015	2,811	2,902
Bausch & Lomb Inc., Bridge Loan, 6.25% 2018[1,2,3,6]	1,400	1,402
Dignity Health 3.125% 2022	4,100	3,783
Apria Healthcare Group Inc., Term Loan B, 6.75% 2020[1,2,3]	3,530	3,521
Tenet Healthcare Corp. 4.375% 2021[4]	480	441
Tenet Healthcare Corp. 4.50% 2021[4]	1,300	1,216
HealthSouth Corp. 5.75% 2024	1,455	1,422
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,225
Multiplan Inc. 9.875% 2018[4]	980	1,071
		490,612

Industrials 3.24%
Capital goods 1.88%

General Electric Co. 0.85% 2015	13,000	12,993
General Electric Capital Corp. 1.00% 2015	10,800	10,789
General Electric Capital Corp., Series A, 2.25% 2015	19,500	19,991
General Electric Capital Corp. 2.95% 2016	2,790	2,909
General Electric Capital Corp. 1.60% 2017	11,000	10,746
General Electric Capital Corp. 2.30% 2017	14,200	14,405
General Electric Corp. 5.25% 2017	7,455	8,423
General Electric Capital Corp. 0.994% 2018[1]	7,818	7,860
General Electric Capital Corp. 1.625% 2018	13,182	12,850
General Electric Capital Corp. 2.10% 2019	4,225	4,116
General Electric Capital Corp., Series A, 6.00% 2019	26,050	30,268
General Electric Co. 2.70% 2022	18,900	17,912
General Electric Capital Corp. 3.10% 2023	37,600	35,570
General Electric Co. 4.125% 2042	4,000	3,742
General Electric Capital Corp., Series C, junior subordinated 5.25% (undated)[1]	1,700	1,628
Volvo Treasury AB 5.95% 2015[4]	56,693	60,958
United Technologies Corp. 1.80% 2017	4,660	4,680
United Technologies Corp. 3.10% 2022	15,660	15,490
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials — Capital goods (continued)	(000)	(000)

United Technologies Corp. 4.50% 2042	$17,195	$ 17,043
JELD-WEN Escrow Corp. 12.25% 2017[4]	25,000	28,625
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	24,305	25,642
Associated Materials, LLC 9.125% 2017[4]	260	274
Ply Gem Industries, Inc. 9.375% 2017	1,980	2,104
Ply Gem Industries, Inc. 8.25% 2018	22,012	23,553
European Aeronautic Defence and Space Company 2.70% 2023[4]	22,400	21,048
Nortek Inc. 10.00% 2018	8,000	8,720
Nortek Inc. 8.50% 2021	10,645	11,443
US Investigations Services, Inc., Term Loan B, 5.00% 2015[1,2,3]	521	504
US Investigations Services, Inc., Term Loan D, 7.75% 2015[1,2,3]	4,929	4,892
US Investigations Services, Inc. 10.50% 2015[4]	7,200	6,516
US Investigations Services, Inc. 11.75% 2016[4]	6,610	5,321
DAE Aviation Holdings, Inc. 11.25% 2015[4]	12,558	12,621
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[1,2,3]	2,254	2,256
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[1,2,3]	1,022	1,023
Northrop Grumman Corp. 5.05% 2019	14,180	15,846
ABB Finance (USA) Inc. 1.625% 2017	9,245	9,190
ABB Finance (USA) Inc. 2.875% 2022	6,750	6,476
BAE Systems Holdings Inc. 4.95% 2014[4]	13,505	13,980
Euramax International, Inc. 9.50% 2016	13,010	12,522
HD Supply, Inc. 11.50% 2020	9,050	10,521
Honeywell International Inc. 5.00% 2019	8,725	9,964
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[1,2,3]	8,585	8,601
BE Aerospace, Inc. 5.25% 2022	6,135	6,135
Builders Firstsource 7.625% 2021[4]	5,100	4,947
Raytheon Co. 6.75% 2018	4,030	4,827
Esterline Technologies Corp. 7.00% 2020	3,475	3,744
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	3,650	3,687
Odebrecht Finance Ltd 5.125% 2022[4]	265	260
Odebrecht Finance Ltd 7.125% 2042[4]	3,000	2,925
RBS Global, Inc. and Rexnord LLC 8.50% 2018	2,650	2,829
TransDigm Inc. 5.50% 2020[4]	2,700	2,565
Safway Group Holding 7.00% 2018[4]	2,000	1,965
The Boeing Company 0.95% 2018	1,410	1,350
Precision Castparts Corp. 1.25% 2018	1,300	1,265
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.051% 2014[1,2,3]	1,637	893
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5,6]	1,568	149
		571,556

Transportation 1.28%

Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[2]	1,839	1,899
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[2]	60	63
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[2]	539	574
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[2]	69	72
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[2]	9,903	10,416
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	14,869	15,868
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[2]	210	218
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	7,438	8,089
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[2]	4,388	4,542
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[2]	239	267
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,4]	760	795
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[2]	10,800	11,637
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials — Transportation (continued)	(000)	(000)

Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[2]	$ 3,736	$ 3,906
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	12,277	13,673
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	9,815	11,171
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[2]	679	723
Burlington Northern Santa Fe LLC 7.00% 2014	875	906
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,190
Burlington Northern Santa Fe LLC 5.75% 2018	9,035	10,378
Burlington Northern Santa Fe LLC 3.60% 2020	7,500	7,788
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,811
Burlington Northern Santa Fe LLC 3.05% 2022	14,500	14,013
Burlington Northern Santa Fe LLC 3.00% 2023	9,080	8,665
Burlington Northern Santa Fe LLC 4.45% 2043	6,450	6,041
Union Pacific Corp. 5.125% 2014	8,430	8,668
Union Pacific Corp. 5.75% 2017	12,250	14,152
Union Pacific Corp. 4.00% 2021	12,500	13,411
Union Pacific Corp. 4.163% 2022	7,437	7,923
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[2]	5,422	6,116
Union Pacific Corp. 6.15% 2037	3,395	4,060
Northwest Airlines, Inc., Term Loan B, 3.78% 2013[1,2,3]	900	889
Northwest Airlines, Inc., Term Loan A, 2.03% 2018[1,2,3]	48,149	45,260
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[2]	83	91
Norfolk Southern Corp. 5.75% 2016	3,390	3,773
Norfolk Southern Corp. 5.75% 2018	5,000	5,806
Norfolk Southern Corp. 5.90% 2019	9,250	10,958
Norfolk Southern Corp. 3.25% 2021	1,100	1,095
Norfolk Southern Corp. 3.00% 2022	15,250	14,746
Canadian National Railway Co. 1.45% 2016	6,090	6,144
Canadian National Railway Co. 5.55% 2018	2,000	2,311
Canadian National Railway Co. 2.85% 2021	10,000	9,786
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	7,850	8,066
Navios Maritime Holdings Inc. 8.875% 2017	1,460	1,518
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,290	5,991
Navios Logistics Finance (US) Inc., 9.25% 2019	375	404
United Parcel Service, Inc., 1.125% 2017	12,000	11,749
American Airlines, Inc., Series 2011-2, Class A, 8.625% 2023[2]	9,555	10,188
Brunswick Rail Finance Ltd. 6.50% 2017[4]	4,790	4,752
Brunswick Rail Finance Ltd. 6.50% 2017	4,610	4,573
CSX Corp. 7.375% 2019	7,500	9,258
CEVA Group PLC 11.625% 2016[4]	5,715	5,801
CEVA Group PLC 8.375% 2017[4]	209	206
Red de Carreteras de Occidente 9.00% 2028	MXN61,570	4,494
Far East Capital Limited SA 8.00% 2018[4]	$1,415	1,313
Far East Capital Limited SA 8.75% 2020[4]	2,835	2,602
Watco Companies 6.375% 2023[4]	3,755	3,755
ENA Norte Trust 4.95% 2028[2,4]	3,428	3,485
TRAC Intermodal 11.00% 2019[4]	2,950	3,260
Avianca Holdings SA, 8.375% 2020[4]	1,925	2,007
ERAC USA Finance Co. 5.625% 2042[4]	1,000	1,008
		388,324

Commercial & professional services 0.08%

Republic Services, Inc. 3.80% 2018	2,000	2,114
Republic Services, Inc. 5.00% 2020	5,000	5,479
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials — Commercial & professional services (continued)	(000)	(000)

Republic Services, Inc. 3.55% 2022	$ 500	$ 487
Republic Services, Inc. 5.70% 2041	2,000	2,192
Waste Management, Inc. 2.60% 2016	3,330	3,441
Waste Management, Inc. 4.60% 2021	5,455	5,863
R.R. Donnelley & Sons Co. 7.25% 2018	4,075	4,238
ADS Waste Escrow 8.25% 2020[4]	650	666
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	211	222
		24,702

Consumer discretionary 3.14%
Media 1.72%

NBCUniversal Media, LLC 2.10% 2014	12,000	12,147
NBCUniversal Enterprise, Inc. 0.817% 2016[1,4]	24,375	24,464
NBCUniversal Media, LLC 2.875% 2016	17,000	17,778
NBCUniversal Enterprise, Inc. 0.965% 2018[1,4]	12,560	12,684
NBCUniversal Enterprise, Inc. 1.¢974% 2019[4]	10,685	10,409
NBCUniversal Media, LLC 5.15% 2020	7,000	7,978
NBCUniversal Media, LLC 4.375% 2021	5,500	5,940
NBCUniversal Media, LLC 2.875% 2023	7,300	6,944
NBCUniversal Media, LLC 4.45% 2043	3,200	3,003
NBCUniversal Enterprise, Inc. 5.25% (undated)[4]	17,895	17,923
Comcast Corp. 6.30% 2017	5,410	6,396
Comcast Corp. 5.875% 2018	18,570	21,696
Comcast Corp. 5.15% 2020	7,500	8,583
Comcast Corp. 3.125% 2022	11,000	10,732
Comcast Corp. 2.85% 2023	5,000	4,754
Comcast Corp. 4.25% 2033	6,000	5,765
Comcast Corp. 6.95% 2037	12,020	15,193
Comcast Corp. 4.65% 2042	5,120	4,934
Time Warner Inc. 5.875% 2016	19,170	21,896
Time Warner Companies, Inc. 7.25% 2017	1,600	1,918
Time Warner Inc. 4.75% 2021	11,090	11,944
Time Warner Inc. 3.40% 2022	2,500	2,426
Time Warner Companies, Inc. 7.57% 2024	12,340	15,428
Time Warner Inc. 6.20% 2040	9,450	10,447
Time Warner Inc. 6.25% 2041	7,300	8,091
Time Warner Inc. 4.90% 2042	6,000	5,736
Time Warner Cable Inc. 6.20% 2013	5,700	5,700
Time Warner Cable Inc. 7.50% 2014	10,050	10,542
Time Warner Cable Inc. 6.75% 2018	11,650	13,345
Time Warner Cable Inc. 8.25% 2019	2,000	2,410
Time Warner Cable Inc. 4.00% 2021	10,280	9,856
Thomson Reuters Corp. 6.50% 2018	29,355	34,729
News America Inc. 8.00% 2016	1,000	1,203
News America Inc. 6.90% 2019	12,750	15,412
News America Inc. 3.00% 2022	8,000	7,477
News America Inc. 6.15% 2037	300	327
News America Inc. 6.65% 2037	7,800	9,013
Cox Communications, Inc. 5.45% 2014	3,437	3,668
Cox Communications, Inc. 2.95% 2023[4]	24,980	22,756
Walt Disney Co. 0.875% 2014	10,500	10,561
Walt Disney Co. 1.10% 2017	9,800	9,508
DISH DBS Corp. 4.625% 2017	7,005	7,075
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary — Media (continued)	(000)	(000)

DISH DBS Corp. 4.25% 2018[4]	$ 8,600	$ 8,471
DISH DBS Corp. 6.75% 2021	2,075	2,215
WPP Finance 2010 4.75% 2021	15,840	16,404
WPP Finance 2010 5.125% 2042	1,300	1,205
Virgin Media Finance PLC 8.375% 2019[4]	8,050	8,775
UPC Germany GmbH 9.625% 2019	€1,250	1,797
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	$9,000	9,720
CBS Corp. 1.95% 2017	8,500	8,449
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	7,350	7,515
Grupo Televisa, SAB 6.625% 2040	5,200	5,792
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,665
Omnicom Group Inc. 3.625% 2022	$ 6,500	6,277
Quebecor Media Inc. 5.75% 2023	4,375	4,288
Warner Music Group 6.00% 2021[4]	2,520	2,577
		523,941

Retailing 0.56%

Dollar General Corp. 4.125% 2017	5,000	5,277
Dollar General Corp. 1.875% 2018	21,600	20,856
Dollar General Corp. 3.25% 2023	69,000	63,101
Staples, Inc. 9.75% 2014	23,470	24,571
Nordstrom, Inc. 6.75% 2014	18,975	19,986
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[1,2,3]	4,067	4,016
Toys “R” Us Property Co. II, LLC 8.50% 2017	7,275	7,593
Toys “R” Us Property Co. I, LLC 10.75% 2017	650	689
Macy’s Retail Holdings, Inc. 7.875% 2015[1]	9,891	11,219
Home Depot, Inc. 4.40% 2021	7,500	8,242
Target Corp. 0.447% 2014[1]	2,000	2,004
Lowe’s Companies, Inc. 3.12% 2022	1,500	1,478
		169,032

Automobiles & components 0.47%

DaimlerChrysler North America Holding Corp. 6.50% 2013	16,775	17,127
DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	11,000	11,029
DaimlerChrysler North America Holding Corp. 1.25% 2016[4]	10,750	10,685
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	15,050	15,456
Daimler Finance NA LLC 3.00% 2016[4]	2,000	2,070
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	13,450	13,134
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,250	10,293
RCI Banque 3.50% 2018[4]	35,200	34,901
Volkswagen International Finance NV 0.894% 2014[1,4]	12,000	12,027
Volkswagen International Finance NV 2.875% 2016[4]	1,000	1,040
Volkswagen International Finance NV 4.00% 2020[4]	11,650	12,345
Dynacast International LLC 9.25% 2019	2,825	3,093
Ford Motor Co. 4.75% 2043	500	443
		143,643

Consumer services 0.39%

MGM Resorts International 5.875% 2014	28,345	29,124
MGM Resorts International 6.625% 2015	2,600	2,785
MGM Resorts International 6.625% 2021	1,650	1,704
Caesars Entertainment Operating Co. 11.25% 2017	8,845	9,232
Caesars Entertainment Operating Co. 9.00% 2020[4]	4,025	3,854
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary — Consumer services (continued)	(000)	(000)

Caesars Entertainment Operating Co. 9.00% 2020[4]	$ 3,255	$ 3,125
Caesars Entertainment Operating Co. 9.00% 2020[4]	2,550	2,442
Boyd Gaming Corp. 7.125% 2016	10,285	10,156
Boyd Gaming Corp. 9.125% 2018	3,920	4,106
Mohegan Tribal Gaming Authority 10.50% 2016[4]	6,375	6,247
Mohegan Tribal Gaming Authority 11.00% 2018[1,4,6]	6,750	6,396
Seminole Tribe of Florida 5.798% 2013[2,4]	2,270	2,293
Seminole Tribe of Florida 7.804% 2020[2,4]	7,115	7,577
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	6,910	7,325
Burger King Corp 0%/11.00% 2019[4,7]	8,075	6,894
NCL Corp. Ltd. 5.00% 2018[4]	3,850	3,792
Seneca Gaming Corp. 8.25% 2018[4]	2,775	2,969
Laureate Education, Inc. 9.25% 2019[4]	2,100	2,258
Marina District Finance Co., Inc. 9.50% 2015	2,000	2,090
Royal Caribbean Cruises Ltd. 11.875% 2015	1,700	1,981
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.00% 2018[1,6]	1,449	1,182
		117,532

Utilities 2.60%

Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,574	13,053
Consumers Energy Co. 5.65% 2018	3,460	4,082
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	27,704	33,258
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	3,498	4,349
Consumers Energy Co. 2.85% 2022	24,062	23,306
CMS Energy Corp. 5.05% 2022	10,000	10,818
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	14,500	14,500
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	57,435
Niagara Mohawk Power 3.553% 2014[4]	14,850	15,356
National Grid PLC 6.30% 2016	37,605	42,559
MidAmerican Energy Co. 4.65% 2014	5,000	5,248
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	231
MidAmerican Energy Holdings Co. 5.75% 2018	35,700	41,473
PacifiCorp., First Mortgage Bonds, 2.95% 2023	11,300	10,912
CenterPoint Energy Resources Corp. 4.50% 2021	41,336	45,166
Ohio Edison Co. 6.40% 2016	6,260	7,151
FirstEnergy Corp., Series A, 2.75% 2018	16,000	15,588
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	16,735
Toledo Edison Co. 7.25% 2020	4,438	5,498
Teco Finance, Inc. 6.75% 2015	15,546	16,960
Teco Finance, Inc. 4.00% 2016	3,333	3,555
Teco Finance, Inc. 6.572% 2017	4,539	5,293
Teco Finance, Inc. 5.15% 2020	8,949	9,902
Tampa Electric Co. 2.60% 2022	1,900	1,765
Tampa Electric Co. 4.10% 2042	5,060	4,692
Public Service Co. of Colorado 5.80% 2018	9,606	11,362
Public Service Co. of Colorado 5.125% 2019	4,350	5,029
Public Service Co. of Colorado 3.20% 2020	5,000	5,129
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	6,595	6,061
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,875	9,037
Public Service Co. of Colorado 3.60% 2042	600	521
Iberdrola Finance Ireland 3.80% 2014[4]	13,099	13,440
Scottish Power PLC 5.375% 2015	15,000	15,874
Iberdrola Finance Ireland 5.00% 2019[4]	2,000	2,105
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities (continued)	(000)	(000)

PG&E Corp. 5.75% 2014	$ 2,000	$ 2,074
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,162
Pacific Gas and Electric Co. 2.45% 2022	7,500	6,939
Pacific Gas and Electric Co. 3.25% 2023	15,700	15,397
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,629
Virginia Electric and Power Co. 1.20% 2018	9,600	9,311
Virginia Electric and Power Co. 2.95% 2022	8,000	7,904
TXU, Term Loan, 4.693% 2017[1,2,3]	29,373	20,650
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[4]	9,860	7,420
Ohio Power Co., Series H, 4.85% 2014	5,965	6,101
American Electric Power Co. 1.65% 2017	10,195	9,918
American Electric Power Co. 2.95% 2022	12,905	12,030
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	12,000	13,470
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	3,031
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	3,055	3,406
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	610	567
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,673
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	1,000	1,115
Entergy Corp. 4.70% 2017	14,900	15,822
Entergy Arkansas, INC 3.05% 2023	6,100	5,827
E.ON International Finance BV 5.80% 2018[4]	17,500	20,324
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,309
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,114
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,165	12,226
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	2,050	2,541
NV Energy, Inc 6.25% 2020	90	106
Progress Energy, Inc. 6.05% 2014	2,100	2,178
Progress Energy, Inc. 7.05% 2019	8,840	10,720
Progress Energy, Inc. 7.00% 2031	750	913
Progress Energy, Inc. 7.75% 2031	3,920	5,090
AES Corp. 7.75% 2015	6,575	7,282
AES Corp. 8.00% 2020	8,350	9,561
Veolia Environnement 6.00% 2018	10,002	11,592
CEZ, a s 4.25% 2022[4]	8,480	8,457
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,024
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,378
SP PowerAssets Ltd. 5.00% 2013[4]	8,000	8,099
Midwest Generation, LLC, Series B, 8.56% 2016[2,5]	7,968	7,451
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	6,246
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	6,470	5,885
Colbun SA 6.00% 2020[4]	5,400	5,776
PSEG Power LLC 2.75% 2016	3,140	3,240
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,532
Enel Finance International SA 3.875% 2014[4]	3,235	3,313
Electricité de France SA 5.50% 2014[4]	3,000	3,078
Wisconsin Electric Power Co. 2.95% 2021	3,000	3,009
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	1,553	1,655
		791,988

Telecommunication services 2.56%

Verizon Communications Inc. 5.55% 2014	82,729	84,944
Verizon Communications Inc. 3.00% 2016	24,000	25,100
Verizon Communications Inc. 8.50% 2018	8,000	10,398
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

Verizon Communications Inc. 8.75% 2018	$ 7,141	$ 9,314
Verizon Communications Inc. 2.45% 2022	10,858	9,859
Telecom Italia Capital SA 6.999% 2018	16,771	18,514
Telecom Italia Capital SA 7.175% 2019	24,991	27,926
Telecom Italia Capital SA 7.20% 2036	3,179	3,149
Telecom Italia Capital SA 7.721% 2038	11,255	11,487
Deutsche Telekom International Finance BV 4.875% 2014	16,250	16,885
Deutsche Telekom International Finance BV 3.125% 2016[4]	15,300	15,970
Deutsche Telekom International Finance BV 2.25% 2017[4]	11,050	11,110
Deutsche Telekom International Finance BV 9.25% 2032	8,744	13,106
AT&T Inc. 0.90% 2016	10,000	9,930
SBC Communications Inc. 5.625% 2016	22,575	25,270
AT&T Inc. 1.40% 2017	12,015	11,689
AT&T Inc. 2.625% 2022	8,000	7,333
Wind Acquisition SA 11.75% 2017[4]	27,212	28,437
Wind Acquisition SA 11.75% 2017	€12,100	16,419
Wind Acquisition SA 7.25% 2018[4]	$ 7,025	7,113
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[1,2,3]	19,300	19,159
Cricket Communications, Inc. 7.75% 2020	29,800	28,757
Telefónica Emisiones, SAU 3.992% 2016	14,500	14,988
Telefónica Emisiones, SAU 3.192% 2018	31,805	30,829
Koninklijke KPN NV 8.375% 2030	35,898	44,509
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[4]	20,200	21,513
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[4]	14,155	15,075
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[4]	2,735	3,179
Sprint Nextel Corp. 8.375% 2017	5,075	5,722
Sprint Nextel Corp. 9.125% 2017	9,250	10,684
Sprint Nextel Corp. 7.00% 2020	7,300	7,738
Sprint Nextel Corp. 11.50% 2021	8,550	11,414
Vodafone Group PLC, Term Loan B, 6.875% 2015[2,3,6]	5,095	5,184
Vodafone Group PLC 0.90% 2016	22,000	21,647
Vodafone Group PLC, Term Loan B, 6.25% 2016[2,3,6]	5,491	5,656
Vodafone Group PLC 2.95% 2023	3,214	2,976
Frontier Communications Corp. 8.125% 2018	1,500	1,654
Frontier Communications Corp. 8.50% 2020	2,950	3,267
Frontier Communications Corp. 9.25% 2021	2,450	2,811
Frontier Communications Corp. 8.75% 2022	1,275	1,396
Frontier Communications Corp. 7.125% 2023	4,575	4,569
Frontier Communications Corp. 7.625% 2024	11,400	11,486
NII Capital Corp. 7.875% 2019[4]	4,075	3,881
NII Capital Corp. 8.875% 2019	1,075	919
NII Capital Corp. 11.375% 2019[4]	8,700	9,353
NII Capital Corp. 7.625% 2021	13,005	10,241
France Télécom 4.375% 2014	11,440	11,785
France Télécom 2.125% 2015	9,805	9,954
France Télécom 4.125% 2021	2,525	2,554
MetroPCS Wireless, Inc. 6.25% 2021[4]	11,425	11,668
MetroPCS Wireless, Inc. 6.625% 2023[4]	11,450	11,693
LightSquared, Term Loan B, 12.00% 2014[2,3,5,6]	18,669	20,349
Intelsat Jackson Holding Co. 6.625% 2022[4]	15,905	15,507
América Móvil, SAB de CV 2.375% 2016	3,000	3,054
América Móvil, SAB de CV 5.00% 2020	6,700	7,222
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,075
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

Digicel Group Ltd. 8.25% 2020[4]	$ 4,950	$ 5,148
Digicel Group Ltd. 6.00% 2021[4]	4,100	3,885
Trilogy International Partners, LLC 10.25% 2016[4]	9,250	8,926
Level 3 Communications, Inc. 11.875% 2019	1,000	1,138
Syniverse Holdings, Inc. 9.125% 2019	500	536
		778,054

Consumer staples 2.55%
Food, beverage & tobacco 2.13%

Anheuser-Busch InBev NV 0.637% 2014[1]	6,440	6,455
Anheuser-Busch InBev NV 3.625% 2015	25,250	26,523
Anheuser-Busch InBev NV 4.125% 2015	32,375	34,026
Anheuser-Busch InBev NV 0.80% 2016	2,000	1,990
Anheuser-Busch InBev NV 1.375% 2017	12,505	12,315
Anheuser-Busch InBev NV 1.25% 2018	2,000	1,943
Anheuser-Busch InBev NV 6.875% 2019	6,740	8,404
Anheuser-Busch InBev NV 7.75% 2019	8,725	11,044
Anheuser-Busch InBev NV 2.50% 2022	4,420	4,132
Anheuser-Busch InBev NV 3.75% 2042	3,400	2,962
SABMiller Holdings Inc. 1.85% 2015[4]	2,000	2,030
SABMiller Holdings Inc. 2.45% 2017[4]	47,360	48,139
SABMiller Holdings Inc. 3.75% 2022[4]	26,680	27,187
ConAgra Foods, Inc. 1.30% 2016	13,165	13,193
ConAgra Foods, Inc. 1.90% 2018	16,355	16,090
ConAgra Foods, Inc. 3.20% 2023	32,490	31,114
ConAgra Foods, Inc. 4.65% 2043	7,075	6,586
Altria Group, Inc. 9.25% 2019	4,392	5,821
Altria Group, Inc. 4.75% 2021	7,350	7,881
Altria Group, Inc. 2.85% 2022	6,800	6,297
Altria Group, Inc. 2.95% 2023	10,000	9,276
Altria Group, Inc. 9.95% 2038	6,350	9,433
Altria Group, Inc. 10.20% 2039	4,000	6,043
Altria Group, Inc. 4.25% 2042	3,000	2,573
Altria Group, Inc. 4.50% 2043	13,000	11,619
Kraft Foods Inc. 1.625% 2015	9,120	9,220
Kraft Foods Inc. 2.25% 2017	8,050	8,111
Kraft Foods Inc. 3.50% 2022	24,180	23,977
Kraft Foods Inc. 6.50% 2040	2,000	2,397
Kraft Foods Inc. 5.00% 2042	6,000	6,106
Pernod Ricard SA 2.95% 2017[4]	16,500	16,892
Pernod Ricard SA 4.45% 2022[4]	26,500	27,027
Pernod Ricard SA 5.50% 2042[4]	3,000	3,081
British American Tobacco International Finance PLC 2.125% 2017[4]	23,125	23,208
British American Tobacco International Finance PLC 9.50% 2018[4]	15,750	21,117
Coca-Cola Co. 1.50% 2015	18,970	19,360
Coca-Cola Co. 1.80% 2016	18,815	19,229
Coca-Cola Co. 3.15% 2020	4,190	4,298
Philip Morris International Inc. 1.125% 2017	4,000	3,890
Philip Morris International Inc. 1.625% 2017	2,000	1,990
Philip Morris International Inc. 2.90% 2021	9,200	8,945
Philip Morris International Inc. 2.50% 2022	1,600	1,479
Philip Morris International Inc. 2.625% 2023	15,500	14,370
Reynolds American Inc. 3.25% 2022	25,260	23,514
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples — Food, beverage & tobacco (continued)	(000)	(000)

Reynolds American Inc. 4.75% 2042	$ 5,500	$ 4,935
PepsiCo, Inc. 3.10% 2015	17,000	17,641
PepsiCo, Inc. 2.50% 2016	7,500	7,808
Imperial Tobacco Finance PLC 2.05% 2018[4]	16,000	15,739
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,500	2,354
Heineken NV 1.40% 2017[4]	13,335	12,965
Heineken NV 2.75% 2023[4]	4,000	3,673
Kraft Foods Inc. 6.125% 2018	6,000	6,939
Kraft Foods Inc. 5.375% 2020	2,500	2,807
Marfrig Holdings (Europe) BV 9.875% 2017[4]	3,640	3,676
Marfrig Holdings (Europe) BV 8.375% 2018	400	378
Marfrig Overseas Ltd. 9.50% 2020[4]	1,570	1,572
Marfrig Overseas Ltd. 9.50% 2020	325	325
Del Monte Corp. 7.625% 2019	4,000	4,130
BFF International Ltd. 7.25% 2020[4]	2,500	2,765
Constellation Brands, Inc. 8.375% 2014	550	597
Constellation Brands, Inc. 7.25% 2017	750	859
Constellation Brands, Inc. 6.00% 2022	500	539
Constellation Brands, Inc. 4.25% 2023	400	379
Smithfield Foods, Inc. 7.75% 2017	750	831
Smithfield Foods, Inc. 6.625% 2022	1,370	1,476
Brown-Forman Corp. 2.25% 2023	1,900	1,747
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,274
Cott Beverages Inc. 8.375% 2017	1,000	1,059
Tyson Foods, Inc. 6.60% 2016[1]	500	565
		648,320

Food & staples retailing 0.42%

Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,021
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,094
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,006
Wal-Mart Stores, Inc. 2.55% 2023	15,625	14,664
Kroger Co. 7.50% 2014	6,500	6,741
Kroger Co. 3.90% 2015	10,000	10,604
Kroger Co. 6.40% 2017	13,000	15,012
Delhaize Group 6.50% 2017	16,205	18,215
Tesco PLC 5.50% 2017[4]	12,459	14,018
Wesfarmers Ltd. 1.874% 2018[4]	5,250	5,162
Safeway Inc. 3.95% 2020	4,000	3,927
Rite Aid Corp. 10.25% 2019	40	45
Rite Aid Corp. 8.00% 2020	2,075	2,309
		127,818

Household & personal products 0.00%

Procter & Gamble Co. 3.50% 2015	150	157

Materials 1.85%

Xstrata Canada Financial Corp. 2.05% 2015[1,4]	2,000	2,001
Glencore Xstrata LLC 1.70% 2016[4]	17,680	17,154
Xstrata Canada Financial Corp. 2.70% 2017[1,4]	12,250	11,888
Xstrata Canada Financial Corp. 3.60% 2017[4]	9,750	9,832
Glencore Xstrata LLC 1.574% 2019[1,4]	19,275	18,159
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

Glencore Xstrata LLC 2.50% 2019[4]	$12,500	$11,318
Xstrata Canada Financial Corp. 4.95% 2021[4]	29,380	28,477
Xstrata Canada Financial Corp. 4.25% 2022[1,4]	3,600	3,273
Glencore Xstrata LLC 4.125% 2023[4]	30,590	27,321
Rio Tinto Finance (USA) Ltd. 8.95% 2014	5,000	5,329
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	2,984
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,725
Rio Tinto Finance (USA) Ltd. 2.50% 2016	14,650	15,071
Rio Tinto Finance (USA) Ltd. 1.625% 2017	13,300	13,053
Rio Tinto Finance (USA) Ltd. 2.25% 2018	15,005	14,594
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,170	14,522
Rio Tinto Finance (USA) Ltd. 2.875% 2022	22,380	20,549
International Paper Co. 7.40% 2014	24,650	26,079
International Paper Co. 7.95% 2018	5,700	6,984
International Paper Co. 4.75% 2022	1,500	1,580
Cliffs Natural Resources Inc. 3.95% 2018	8,000	7,648
Cliffs Natural Resources Inc. 4.875% 2021	26,855	24,366
Cliffs Natural Resources Inc. 6.25% 2040	1,725	1,432
CEMEX Finance LLC 9.50% 2016	5,925	6,295
CEMEX Finance LLC 9.50% 2016[4]	5,200	5,525
CEMEX SAB de CV 5.875% 2019[4]	6,000	5,835
CEMEX España, SA 9.25% 2020[4]	1,126	1,194
CEMEX Finance LLC 9.375% 2022[4]	5,175	5,667
Teck Resources Ltd. 4.75% 2022	10,320	10,276
Teck Resources Ltd. 6.25% 2041	6,750	6,421
Teck Resources Ltd. 5.20% 2042	2,500	2,130
Teck Resources Ltd. 5.40% 2043	4,310	3,790
FMG Resources 7.00% 2015[4]	2,525	2,563
FMG Resources 6.00% 2017[4]	9,780	9,560
FMG Resources 6.875% 2018[4]	8,240	8,168
FMG Resources 8.25% 2019[4]	1,950	2,018
Newcrest Finance Pty Ltd. 4.45% 2021[4]	20,625	18,531
ArcelorMittal 6.00% 2021[1]	1,875	1,880
ArcelorMittal 6.75% 2022[1]	4,375	4,506
ArcelorMittal 7.25% 2041[1]	12,845	12,139
Inmet Mining Corp. 8.75% 2020[4]	11,480	11,796
Inmet Mining Corp. 7.50% 2021[4]	5,575	5,366
Reynolds Group Inc. 9.875% 2019	1,480	1,591
Reynolds Group Inc. 5.75% 2020	14,070	14,211
Praxair, Inc. 4.625% 2015	500	534
Praxair, Inc. 1.05% 2017	11,000	10,623
Dow Chemical Co. 5.70% 2018	3,500	3,994
Dow Chemical Co. 3.00% 2022	7,500	6,985
E.I. du Pont de Nemours and Co. 5.25% 2016	500	567
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,542
Ecolab Inc. 3.00% 2016	7,320	7,642
Ecolab Inc. 4.35% 2021	750	793
Ecolab Inc. 5.50% 2041	1,250	1,372
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,128
MacDermid 9.50% 2017[4]	6,870	7,092
MacDermid Inc., 2nd Lien Term Loan B, 7.75% 2020[1,2,3]	1,000	1,015
JMC Steel Group Inc. 8.25% 2018[4]	8,075	7,934
Newpage Corp., Term Loan B, 7.75% 2018[1,2,3]	6,445	6,536
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

Ryerson Inc. 9.00% 2017[4]	$ 400	$ 408
Ryerson Inc. 11.25% 2018[4]	5,675	5,746
Taminco Global Chemical Corp. 9.75% 2020[4]	4,500	5,034
Gerdau SA 7.25% 2017[4]	4,000	4,360
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,663
Inversiones CMPC S.A. 4.375% 2023[4]	3,800	3,644
Georgia-Pacific Corp. 5.40% 2020[4]	2,775	3,098
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[1,2,3]	1,696	1,699
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[4]	1,250	1,280
Ball Corp. 5.75% 2021	1,850	1,956
Ball Corp. 5.00% 2022	530	530
Ball Corp. 4.00% 2023	475	441
Yara International ASA 7.875% 2019[4]	2,175	2,643
Barrick Gold Corp. 3.85% 2022	3,000	2,527
Airgas, Inc. 7.125% 2018	2,000	2,100
OMNOVA Solutions Inc. 7.875% 2018	2,000	2,090
Holcim Ltd. 6.00% 2019[4]	1,607	1,796
Caraustar, Term Loan, 7.50% 2019[1,2,3]	1,450	1,462
Packaging Dynamics Corp. 8.75% 2016[4]	1,430	1,451
PQ Corp. 8.75% 2018[4]	1,375	1,416
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,408
Graphic Packaging International, Inc. 4.75% 2021	1,420	1,381
Walter Energy, Inc. 9.875% 2020[4]	1,525	1,334
Georgia Gulf Corp. 4.625% 2021[4]	250	241
Georgia Gulf Corp. 4.875% 2023[4]	1,065	1,016
Crown Holdings, Inc. 4.50% 2023[4]	950	900
Consolidated Minerals Ltd. 8.875% 2016[4]	825	804
Ardagh Packaging Finance 4.875% 2022[4]	600	563
		562,549

Information technology 1.05%
Software & services 0.80%

International Business Machines Corp. 0.75% 2015	16,510	16,567
International Business Machines Corp. 1.95% 2016	12,105	12,415
International Business Machines Corp. 2.00% 2016	28,500	29,250
International Business Machines Corp. 1.25% 2018	10,000	9,743
International Business Machines Corp. 1.625% 2020	32,250	30,224
International Business Machines Corp. 4.00% 2042	3,252	3,068
First Data Corp. 11.25% 2016	15,774	15,498
First Data Corp., Term Loan 1L, 4.193% 2017[1,2,3]	5,000	4,909
First Data Corp. 6.75% 2020[4]	1,050	1,074
First Data Corp. 8.25% 2021[4]	2,843	2,914
First Data Corp. 11.75% 2021[4]	26,780	24,236
First Data Corp. 12.625% 2021	6,545	6,954
First Data Corp. 8.75% 2022[1,4,6]	10,627	10,972
Microsoft Corp. 2.375% 2023	23,730	21,993
Microsoft Corp. 3.75% 2043	7,630	6,887
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,3]	12,787	12,734
SRA International, Inc. 11.00% 2019	12,080	12,563
SunGard Data Systems Inc. 7.375% 2018	3,915	4,150
SunGard Data Systems Inc. 7.625% 2020	5,911	6,295
Oracle Corp. 1.20% 2017	6,325	6,147
eBay Inc. 1.35% 2017	2,300	2,262
Bonds, notes & other debt instruments
	Principal amount	Value
Information technology — Software & services (continued)	(000)	(000)

Compucom Systems Inc., 7.00% 2021[4]	$ 700	$ 686
		241,541

Technology hardware & equipment 0.14%

Xerox Corp. 6.40% 2016	768	855
Xerox Corp. 2.95% 2017	14,035	14,159
Cisco Systems, Inc. 2.90% 2014	10,125	10,459
Apple Inc. 2.40% 2023	10,000	9,289
Jabil Circuit, Inc. 8.25% 2018	5,425	6,388
Hewlett-Packard Co. 0.673% 2014[1]	2,000	1,991
Hughes Satellite Systems Corp. 7.625% 2021	575	614
		43,755

Semiconductors & semiconductor equipment 0.11%

Freescale Semiconductor, Inc. 9.25% 2018[4]	5,000	5,413
Freescale Semiconductor, Inc. 10.75% 2020	4,470	4,939
Freescale Semiconductor, Inc. 5.00% 2021[4]	7,345	6,996
Samsung Electronics America, Inc. 1.75% 2017[4]	8,900	8,821
National Semiconductor Corp. 6.60% 2017	6,000	7,054
		33,223

Total corporate bonds, notes & loans		10,350,919
Mortgage-backed obligations 28.23%
Federal agency mortgage-backed obligations[2] 24.16%

Fannie Mae 3.418% 2017[1]	3,991	4,263
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	1,440	1,521
Fannie Mae 5.50% 2019	45	47
Fannie Mae 5.50% 2020	4,189	4,480
Fannie Mae 5.50% 2020	561	602
Fannie Mae 11.064% 2020[1]	45	51
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	3,516	3,510
Fannie Mae 2.50% 2022	45,038	46,250
Fannie Mae 2.50% 2022	28,027	28,779
Fannie Mae 2.50% 2022	13,261	13,618
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	4,325	4,202
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	8,400	8,259
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	3,500	3,542
Fannie Mae 2.50% 2023	28,741	29,517
Fannie Mae 2.50% 2023	10,792	10,973
Fannie Mae 5.00% 2023	2,730	2,914
Fannie Mae 5.50% 2023	15,684	16,650
Fannie Mae 5.50% 2023	15,221	16,180
Fannie Mae 6.00% 2023	381	420
Fannie Mae 4.50% 2024	8,494	9,020
Fannie Mae 6.00% 2024	3,907	4,301
Fannie Mae 3.50% 2025	16,776	17,524
Fannie Mae 3.50% 2025	13,083	13,675
Fannie Mae 3.50% 2025	11,631	12,152
Fannie Mae 3.50% 2025	8,055	8,420
Fannie Mae 3.50% 2025	7,453	7,789
Fannie Mae 3.50% 2025	7,219	7,549
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 3.50% 2025	$ 5,035	$ 5,263
Fannie Mae 3.50% 2025	4,396	4,593
Fannie Mae 3.50% 2025	3,063	3,203
Fannie Mae 4.50% 2025	11,340	12,037
Fannie Mae 4.50% 2025	7,312	7,766
Fannie Mae 4.50% 2025	6,961	7,391
Fannie Mae, Series 2001-4, Class GA, 9.556% 2025[1]	152	176
Fannie Mae, Series 2001-4, Class NA, 10.913% 2025[1]	260	288
Fannie Mae 2.478% 2026[1]	279	293
Fannie Mae 3.50% 2026	55,134	57,582
Fannie Mae 3.50% 2026	36,656	38,282
Fannie Mae 3.50% 2026	18,873	19,711
Fannie Mae 3.50% 2026	5,588	5,839
Fannie Mae 3.50% 2026	1,409	1,472
Fannie Mae 3.50% 2026	1,283	1,340
Fannie Mae 4.00% 2026	11,062	11,682
Fannie Mae 6.00% 2026	9,896	10,906
Fannie Mae 2.50% 2027	47,646	47,959
Fannie Mae 2.50% 2027	29,242	29,434
Fannie Mae 2.50% 2027	20,720	20,856
Fannie Mae 2.50% 2027	14,792	14,890
Fannie Mae 2.50% 2027	14,759	14,856
Fannie Mae 2.50% 2027	14,673	14,770
Fannie Mae 2.50% 2027	14,600	14,696
Fannie Mae 2.50% 2027	12,839	12,918
Fannie Mae 2.50% 2027	8,563	8,617
Fannie Mae 2.50% 2027	5,894	5,930
Fannie Mae 2.50% 2027	4,792	4,823
Fannie Mae 2.50% 2027	3,403	3,423
Fannie Mae 2.50% 2027	2,927	2,947
Fannie Mae 2.50% 2027	2,522	2,538
Fannie Mae 2.50% 2027	2,283	2,298
Fannie Mae 2.50% 2027	1,965	1,977
Fannie Mae 2.50% 2027	1,944	1,956
Fannie Mae 2.50% 2027	1,735	1,747
Fannie Mae 2.50% 2027	1,594	1,604
Fannie Mae 2.50% 2027	942	948
Fannie Mae 2.50% 2027	788	793
Fannie Mae 2.50% 2027	766	771
Fannie Mae 3.00% 2027	88,199	90,958
Fannie Mae 3.00% 2027	50,205	51,711
Fannie Mae 5.50% 2027	4,073	4,439
Fannie Mae 2.00% 2028	23,750	23,093
Fannie Mae 2.50% 2028	60,000	60,291
Fannie Mae 2.50% 2028	27,527	27,699
Fannie Mae 2.50% 2028	24,295	24,444
Fannie Mae 2.50% 2028	14,613	14,709
Fannie Mae 2.50% 2028	7,881	7,929
Fannie Mae 2.50% 2028	5,794	5,830
Fannie Mae 3.00% 2028	166,209	170,520
Fannie Mae 3.00% 2028	22,350	22,979
Fannie Mae 3.50% 2028	86,650	90,306
Fannie Mae 6.00% 2028	2,509	2,764
Fannie Mae 6.00% 2028	1,280	1,410
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	$ 1,225	$ 1,163
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	273	312
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,512	2,792
Fannie Mae, Series 2001-20, Class E, 9.575% 2031[1]	30	34
Fannie Mae 6.50% 2032	126	136
Fannie Mae 4.50% 2034	40,264	42,743
Fannie Mae 6.50% 2034	819	926
Fannie Mae 5.00% 2035	60,008	64,910
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	2,812	3,092
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	4,101	3,900
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	3,379	3,120
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	910	803
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	2,795	3,081
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	10,237	11,295
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	6,815	7,495
Fannie Mae 6.00% 2036	6,137	6,686
Fannie Mae 6.00% 2036	3,134	3,416
Fannie Mae 6.00% 2036	1,535	1,675
Fannie Mae 6.50% 2036	5,130	5,726
Fannie Mae 6.50% 2036	3,235	3,577
Fannie Mae 7.00% 2036	849	980
Fannie Mae 7.00% 2036	688	792
Fannie Mae 7.50% 2036	359	409
Fannie Mae 7.50% 2036	112	128
Fannie Mae 8.00% 2036	417	477
Fannie Mae 2.068% 2037[1]	3,126	3,263
Fannie Mae 2.662% 2037[1]	2,569	2,736
Fannie Mae 2.861% 2037[1]	5,050	5,412
Fannie Mae 3.257% 2037[1]	5,271	5,539
Fannie Mae 5.00% 2037	2,087	2,254
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	10,880	12,069
Fannie Mae 6.00% 2037	27,314	29,671
Fannie Mae 6.00% 2037	25,293	27,510
Fannie Mae 6.00% 2037	15,928	17,326
Fannie Mae 6.00% 2037	3,875	4,210
Fannie Mae 6.00% 2037	3,701	4,020
Fannie Mae 6.00% 2037	3,186	3,374
Fannie Mae 6.00% 2037	1,348	1,428
Fannie Mae 6.00% 2037	1,040	1,133
Fannie Mae 6.00% 2037	669	730
Fannie Mae 6.50% 2037	5,665	6,299
Fannie Mae 6.50% 2037	3,850	4,257
Fannie Mae 6.50% 2037	3,186	3,460
Fannie Mae 6.50% 2037	759	842
Fannie Mae 7.00% 2037	1,773	1,989
Fannie Mae 7.00% 2037	1,588	1,781
Fannie Mae 7.00% 2037	1,004	1,129
Fannie Mae 7.00% 2037	405	454
Fannie Mae 7.00% 2037	245	280
Fannie Mae 7.00% 2037	122	135
Fannie Mae 7.50% 2037	658	750
Fannie Mae 7.50% 2037	484	551
Fannie Mae 7.50% 2037	413	470
Fannie Mae 7.50% 2037	410	467
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 7.50% 2037	$ 317	$ 362
Fannie Mae 7.50% 2037	307	350
Fannie Mae 7.50% 2037	306	348
Fannie Mae 7.50% 2037	305	347
Fannie Mae 7.50% 2037	283	322
Fannie Mae 7.50% 2037	246	280
Fannie Mae 7.50% 2037	234	267
Fannie Mae 7.50% 2037	189	215
Fannie Mae 7.50% 2037	126	140
Fannie Mae 7.50% 2037	67	76
Fannie Mae 7.50% 2037	26	30
Fannie Mae 8.00% 2037	177	203
Fannie Mae 8.00% 2037	119	137
Fannie Mae 8.00% 2037	101	115
Fannie Mae 2.63% 2038[1]	2,044	2,196
Fannie Mae 3.956% 2038[1]	4,897	5,220
Fannie Mae 5.352% 2038[1]	482	509
Fannie Mae 5.50% 2038	79	86
Fannie Mae 6.00% 2038	75,723	82,384
Fannie Mae 6.00% 2038	63,671	69,167
Fannie Mae 6.00% 2038	3,034	3,300
Fannie Mae 6.00% 2038	2,670	2,901
Fannie Mae 6.00% 2038	402	437
Fannie Mae 6.50% 2038	76,726	87,977
Fannie Mae 3.49% 2039[1]	3,502	3,687
Fannie Mae 3.578% 2039[1]	2,083	2,192
Fannie Mae 3.588% 2039[1]	9,364	9,878
Fannie Mae 3.71% 2039[1]	464	492
Fannie Mae 3.775% 2039[1]	2,454	2,592
Fannie Mae 3.795% 2039[1]	1,125	1,192
Fannie Mae 3.857% 2039[1]	3,022	3,209
Fannie Mae 3.914% 2039[1]	1,130	1,198
Fannie Mae 3.935% 2039[1]	1,378	1,456
Fannie Mae 3.935% 2039[1]	1,046	1,108
Fannie Mae 3.967% 2039[1]	5,579	5,947
Fannie Mae 4.50% 2039	23,610	24,978
Fannie Mae 5.00% 2039	20,749	22,886
Fannie Mae 5.50% 2039	17,414	18,929
Fannie Mae 5.50% 2039	2,636	2,867
Fannie Mae 6.00% 2039	35,605	38,678
Fannie Mae 3.20% 2040[1]	26,265	27,354
Fannie Mae 3.603% 2040[1]	4,542	4,803
Fannie Mae 4.00% 2040	35,807	37,320
Fannie Mae 4.189% 2040[1]	1,406	1,494
Fannie Mae 4.408% 2040[1]	5,373	5,730
Fannie Mae 4.50% 2040	53,510	56,703
Fannie Mae 4.50% 2040	6,035	6,395
Fannie Mae 4.50% 2040	3,940	4,176
Fannie Mae 4.50% 2040	2,689	2,849
Fannie Mae 4.50% 2040	399	426
Fannie Mae 5.00% 2040	27,453	29,988
Fannie Mae 5.00% 2040	13,901	15,090
Fannie Mae 5.00% 2040	2,436	2,697
Fannie Mae 5.00% 2040	2,304	2,516
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 5.00% 2040	$ 1,836	$ 1,998
Fannie Mae 5.50% 2040	12,171	13,387
Fannie Mae 5.50% 2040	1,102	1,212
Fannie Mae 6.00% 2040	6,758	7,342
Fannie Mae 2.921% 2041[1]	3,208	3,304
Fannie Mae 3.525% 2041[1]	1,732	1,808
Fannie Mae 3.562% 2041[1]	11,012	11,493
Fannie Mae 3.777% 2041[1]	5,306	5,645
Fannie Mae 4.00% 2041	20,963	21,950
Fannie Mae 4.00% 2041	6,734	7,019
Fannie Mae 4.00% 2041	5,077	5,291
Fannie Mae 4.50% 2041	27,608	29,513
Fannie Mae 4.50% 2041	25,865	27,408
Fannie Mae 4.50% 2041	20,917	22,182
Fannie Mae 4.50% 2041	20,466	21,877
Fannie Mae 4.50% 2041	19,110	20,265
Fannie Mae 4.50% 2041	9,665	10,355
Fannie Mae 4.50% 2041	8,412	9,033
Fannie Mae 4.50% 2041	7,994	8,571
Fannie Mae 4.50% 2041	5,678	6,021
Fannie Mae 4.50% 2041	1,382	1,466
Fannie Mae 4.50% 2041	1,164	1,243
Fannie Mae 5.00% 2041	17,999	19,600
Fannie Mae 5.00% 2041	16,774	18,371
Fannie Mae 5.00% 2041	15,787	17,299
Fannie Mae 5.00% 2041	14,884	16,241
Fannie Mae 5.00% 2041	12,924	14,086
Fannie Mae 5.00% 2041	12,194	13,415
Fannie Mae 5.00% 2041	11,504	12,656
Fannie Mae 5.00% 2041	7,194	7,988
Fannie Mae 5.00% 2041	5,565	6,190
Fannie Mae 5.00% 2041	5,475	5,977
Fannie Mae 5.00% 2041	3,587	3,989
Fannie Mae 5.00% 2041	2,451	2,726
Fannie Mae 5.00% 2041	2,306	2,565
Fannie Mae 5.00% 2041	1,897	2,110
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	3,283	3,896
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	905	1,024
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,837	2,166
Fannie Mae 3.50% 2042	88,616	90,107
Fannie Mae 3.50% 2042	43,369	44,085
Fannie Mae 3.50% 2042	38,765	39,432
Fannie Mae 3.50% 2042	29,758	30,250
Fannie Mae 3.50% 2042	23,442	23,847
Fannie Mae 3.50% 2042	20,410	20,749
Fannie Mae 3.50% 2042	15,018	15,278
Fannie Mae 3.50% 2042	14,136	14,376
Fannie Mae 3.50% 2042	13,284	13,514
Fannie Mae 3.50% 2042	12,282	12,498
Fannie Mae 3.50% 2042	6,934	7,082
Fannie Mae 3.50% 2042	6,937	7,060
Fannie Mae 3.50% 2042	6,901	7,049
Fannie Mae 3.50% 2042	4,613	4,693
Fannie Mae 3.50% 2042	4,600	4,678
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Fannie Mae 3.50% 2042	$ 4,466	$ 4,543
Fannie Mae 3.50% 2042	2,021	2,056
Fannie Mae 3.50% 2042	1,157	1,177
Fannie Mae 4.00% 2042	73,426	76,751
Fannie Mae 4.00% 2042	42,152	44,157
Fannie Mae 4.00% 2042	5,274	5,513
Fannie Mae 4.00% 2042	3,306	3,455
Fannie Mae, Series 2002-W1, Class 2A, 6.767% 2042[1]	2,588	3,094
Fannie Mae 3.00% 2043	142,400	139,129
Fannie Mae 3.50% 2043	926,378	940,274
Fannie Mae 3.50% 2043[8]	34,577	35,172
Fannie Mae 3.50% 2043	30,832	31,376
Fannie Mae 3.50% 2043	23,797	24,217
Fannie Mae 3.50% 2043[8]	10,915	11,099
Fannie Mae 3.50% 2043	5,000	5,022
Fannie Mae 4.00% 2043	632,489	658,876
Fannie Mae 4.00% 2043	201,500	209,465
Fannie Mae 4.00% 2043	70,000	72,592
Fannie Mae 4.50% 2043	250	265
Fannie Mae 5.50% 2043	34,648	37,635
Fannie Mae 6.00% 2043	17,200	18,697
Fannie Mae 6.00% 2047	366	391
Fannie Mae 6.50% 2047	201	222
Fannie Mae 6.50% 2047	119	132
Fannie Mae 7.00% 2047	630	702
Fannie Mae 7.00% 2047	45	50
Government National Mortgage Assn. 10.00% 2021	279	305
Government National Mortgage Assn. 2.50% 2027	3,265	3,297
Government National Mortgage Assn. 2.50% 2027	3,231	3,263
Government National Mortgage Assn. 3.00% 2027	8,642	8,940
Government National Mortgage Assn. 2.50% 2028	91,316	92,283
Government National Mortgage Assn. 2.50% 2028	34,701	35,069
Government National Mortgage Assn. 2.50% 2028	20,621	20,795
Government National Mortgage Assn. 2.50% 2028	20,500	20,717
Government National Mortgage Assn. 2.50% 2028	20,500	20,703
Government National Mortgage Assn. 2.50% 2028	7,029	7,099
Government National Mortgage Assn. 2.50% 2028	6,277	6,435
Government National Mortgage Assn. 2.50% 2028	6,133	6,194
Government National Mortgage Assn. 5.00% 2035	2,319	2,531
Government National Mortgage Assn. 6.00% 2038	20,555	22,604
Government National Mortgage Assn. 6.50% 2038	470	532
Government National Mortgage Assn. 3.50% 2039	9,507	9,769
Government National Mortgage Assn. 5.00% 2039	3,430	3,716
Government National Mortgage Assn. 3.50% 2040	8,285	8,526
Government National Mortgage Assn. 4.00% 2040	84,522	89,313
Government National Mortgage Assn. 4.50% 2040	5,522	5,955
Government National Mortgage Assn. 5.50% 2040	18,840	21,032
Government National Mortgage Assn. 3.50% 2041	1,039	1,068
Government National Mortgage Assn. 4.00% 2041	4,567	4,795
Government National Mortgage Assn. 4.50% 2041	33,915	36,185
Government National Mortgage Assn. 4.50% 2041	15,335	16,421
Government National Mortgage Assn. 4.50% 2041	3,415	3,663
Government National Mortgage Assn. 4.50% 2041	2,845	3,050
Government National Mortgage Assn. 4.50% 2041	2,357	2,516
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Government National Mortgage Assn. 5.00% 2041	$ 18,944	$ 20,523
Government National Mortgage Assn. 3.00% 2042	15,766	15,617
Government National Mortgage Assn. 3.50% 2042	1,611	1,633
Government National Mortgage Assn. 3.50% 2043	420,777	432,483
Government National Mortgage Assn. 3.50% 2043	115,290	118,280
Government National Mortgage Assn. 3.50% 2043	7,345	7,549
Government National Mortgage Assn. 4.00% 2043	107,026	112,327
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	3,881	3,913
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017	1,994	2,040
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	3,092	3,132
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	3,225	3,269
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	3,100	3,159
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	15,455	16,322
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	4,325	4,241
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	3,365	3,269
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	2,330	2,274
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,870	1,853
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,699
Freddie Mac 5.50% 2019	2,200	2,361
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	3,341	3,431
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	3,569	3,737
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	3,577	3,725
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	3,801	3,977
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[1]	3,378	3,581
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	2,130	2,092
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	4,200	4,152
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022	952	938
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	34,990	32,736
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	4,325	4,069
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	32,600	30,737
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	40,350	38,042
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	5,500	5,262
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023	6,735	6,460
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	4,200	4,154
Freddie Mac, Series 2626, Class NG, 3.50% 2023	177	184
Freddie Mac 5.00% 2023	2,968	3,139
Freddie Mac 5.00% 2023	107	114
Freddie Mac 5.00% 2023	16	17
Freddie Mac, Series 1617, Class PM, 6.50% 2023	673	748
Freddie Mac 5.00% 2024	7,014	7,511
Freddie Mac 6.00% 2026	5,514	6,069
Freddie Mac 6.00% 2026	4,825	5,313
Freddie Mac 5.50% 2027	3,093	3,344
Freddie Mac 6.00% 2027	34,513	37,999
Freddie Mac 4.50% 2029	1,478	1,564
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,123	1,235
Freddie Mac, Series 2122, Class QM, 6.25% 2029	1,853	2,066
Freddie Mac 4.50% 2030	3,336	3,530
Freddie Mac 2.695% 2035[1]	5,239	5,575
Freddie Mac 4.50% 2035	725	764
Freddie Mac, Series 3061, Class PN, 5.50% 2035	14,650	16,015
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	2,910	2,744
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	2,259	2,185
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	2,315	2,156
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	$ 2,030	$ 1,978
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	39	36
Freddie Mac 4.50% 2036	2,889	3,045
Freddie Mac 4.50% 2036	1,521	1,600
Freddie Mac, Series 3257, Class PA, 5.50% 2036	21,812	23,649
Freddie Mac, Series 3233, Class PA, 6.00% 2036	16,894	18,607
Freddie Mac, Series 3156, Class NG, 6.00% 2036	5,304	5,896
Freddie Mac 1.87% 2037[1]	2,181	2,283
Freddie Mac 2.189% 2037[1]	4,462	4,731
Freddie Mac 4.50% 2037	13,878	14,629
Freddie Mac 4.50% 2037	2,323	2,448
Freddie Mac, Series 3286, Class JN, 5.50% 2037	21,044	22,861
Freddie Mac, Series 3318, Class JT, 5.50% 2037	11,678	12,679
Freddie Mac, Series 3312, Class PA, 5.50% 2037	11,213	12,181
Freddie Mac 5.50% 2037	5,387	5,796
Freddie Mac 5.50% 2037	206	222
Freddie Mac 5.50% 2037	38	41
Freddie Mac 5.74% 2037[1]	2,229	2,402
Freddie Mac, Series 3271, Class OA, 6.00% 2037	7,575	8,455
Freddie Mac 7.00% 2037	163	182
Freddie Mac 7.00% 2037	138	155
Freddie Mac 7.50% 2037	1,401	1,571
Freddie Mac 2.838% 2038[1]	7,218	7,629
Freddie Mac 4.50% 2038	2,751	2,904
Freddie Mac 4.975% 2038[1]	2,647	2,792
Freddie Mac 5.137% 2038[1]	4,911	5,237
Freddie Mac 5.50% 2038	18,375	19,740
Freddie Mac 5.50% 2038	5,149	5,545
Freddie Mac 5.50% 2038	4,473	4,805
Freddie Mac 5.50% 2038	4,134	4,441
Freddie Mac 5.50% 2038	2,362	2,614
Freddie Mac 5.50% 2038	2,162	2,323
Freddie Mac 5.50% 2038	1,903	2,044
Freddie Mac 5.50% 2038	1,389	1,492
Freddie Mac 5.50% 2038	886	952
Freddie Mac 5.50% 2038	524	563
Freddie Mac 6.00% 2038	14,262	15,469
Freddie Mac 3.722% 2039[1]	3,419	3,674
Freddie Mac 4.50% 2039	22,026	23,189
Freddie Mac 4.50% 2039	12,937	13,621
Freddie Mac 4.50% 2039	3,372	3,550
Freddie Mac 4.50% 2039	2,842	2,990
Freddie Mac 4.50% 2039	961	1,012
Freddie Mac 4.50% 2039	263	277
Freddie Mac 5.00% 2039	22,728	24,262
Freddie Mac 5.50% 2039	24,358	26,262
Freddie Mac 5.50% 2039	11,765	12,639
Freddie Mac 4.50% 2040	56,262	59,334
Freddie Mac 4.50% 2040	5,002	5,327
Freddie Mac 4.50% 2040	2,844	2,997
Freddie Mac 4.50% 2040	2,511	2,646
Freddie Mac 4.50% 2040	2,005	2,113
Freddie Mac 4.50% 2040	303	319
Freddie Mac 5.50% 2040	490	527
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[2] (continued)	(000)	(000)

Freddie Mac 5.50% 2040	$ 20	$ 22
Freddie Mac 4.50% 2041	18,335	19,604
Freddie Mac 4.50% 2041	16,579	17,330
Freddie Mac 4.50% 2041	10,133	10,839
Freddie Mac 4.50% 2041	7,177	7,556
Freddie Mac 4.50% 2041	7,088	7,462
Freddie Mac 4.50% 2041	5,662	5,967
Freddie Mac 4.50% 2041	3,331	3,517
Freddie Mac 4.50% 2041	2,868	3,028
Freddie Mac 4.50% 2041	2,391	2,525
Freddie Mac 4.50% 2041	2,244	2,369
Freddie Mac 4.50% 2041	1,556	1,642
Freddie Mac 4.50% 2041	986	1,047
Freddie Mac 4.50% 2041	750	791
Freddie Mac 5.00% 2041	16,949	18,376
Freddie Mac 5.00% 2041	11,432	12,415
Freddie Mac 5.00% 2041	10,378	11,501
Freddie Mac 5.00% 2041	7,700	8,359
Freddie Mac 5.00% 2041	5,691	6,207
Freddie Mac 5.50% 2041	16,031	17,222
Freddie Mac 2.563% 2042[1]	6,981	7,013
Freddie Mac 2.586% 2042[1]	3,308	3,372
Freddie Mac 4.50% 2042	26,948	28,355
Freddie Mac 2.355% 2043[1]	13,799	13,634
Freddie Mac 2.438% 2043[1]	6,833	6,803
Freddie Mac 3.50% 2043	19,750	20,000
Freddie Mac 6.50% 2047	316	345
Freddie Mac 7.00% 2047	277	309
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,390
National Credit Union Administration, Series 2010-R2, Class 1A, 0.563% 2017[1]	1,772	1,778
National Credit Union Administration, Series 2011-R3, Class 1A, 0.593% 2020[1]	1,794	1,801
National Credit Union Administration, Series 2011-R1, Class 1A, 0.643% 2020[1]	2,028	2,038
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.744% 2048[1,4]	325	325
		7,349,476

Commercial mortgage-backed securities[2] 3.32%

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	1,841	1,858
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.462% 2037[1]	10,531	10,813
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	1,655	1,769
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1]	11,600	12,768
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	4,728	4,750
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.056% 2045[1]	47,285	52,300
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	43,400	46,039
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,918	1,932
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.901% 2049[1]	37,697	42,445
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	15,660	17,567
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.197% 2051[1]	4,565	4,955
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	15,000	14,975
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[1]	13,465	14,961
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	43,820	48,615
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1]	16,835	18,088
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	6,007	6,181
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	6,916	7,072
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[4]	8,240	8,361
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[2] (continued)	(000)	(000)

CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	$ 5,086	$ 5,142
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	25,026	27,571
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039	1,275	1,353
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	481	531
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.569% 2039[1]	4,852	4,881
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1]	15,187	17,032
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1]	12,473	13,287
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	1,019	1,045
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	9,605	10,273
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	7,801	8,695
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.47% 2044[1]	4,417	4,549
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A-M, 6.187% 2045[1]	1,155	1,269
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	4,900	5,511
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1]	22,270	23,668
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.937% 2049[1]	15,250	17,127
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.122% 2051[1]	1,500	1,631
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	84	84
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[1]	4,000	4,295
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	6,100	6,714
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[1]	2,500	2,568
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[1]	35,467	38,662
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[1]	8,680	9,775
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[1]	41,210	45,170
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-M 5.204% 2049[1]	4,425	4,775
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[1]	8,660	9,836
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	53,993	57,147
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	7,500	8,264
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-M, 5.44% 2045	2,626	2,874
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-J, 5.48% 2045[1]	5,200	5,254
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	33,885	35,846
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.392% 2044[1]	23,005	24,748
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	22,711	25,048
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1]	40,860	44,806
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.458% 2037[1]	4,620	4,978
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1]	6,750	7,022
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[1]	6,300	6,547
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[1]	10,250	11,397
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.038% 2050[1]	12,509	14,101
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	13,600	14,611
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.09% 2049[1]	25,038	28,275
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	136	140
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1]	11,014	12,248
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[1]	2,500	2,686
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.803% 2049[1]	4,083	4,502
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[1]	3,615	4,064
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[1]	8,145	8,838
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.395% 2051[1]	6,220	7,161
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	32,973	37,105
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[4]	2,000	2,100
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[4]	20,000	21,151
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[4]	10,000	11,250
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1]	7,791	8,859
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.339% 2049[1]	7,468	8,236
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1]	5,730	6,396
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[2] (continued)	(000)	(000)

Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-M, 5.277% 2037[1]	$ 2,000	$ 2,129
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-4, 5.982% 2045[1]	1,000	1,118
		1,009,794

Other mortgage-backed securities[2] 0.63%

Bank of Montreal 1.30% 2014[4]	4,000	4,042
Bank of Montreal 2.85% 2015[4]	17,000	17,708
Bank of Montreal 2.625% 2016[4]	4,250	4,435
Royal Bank of Canada 3.125% 2015[4]	18,160	18,930
Westpac Banking Corp. 1.375% 2015[4]	4,325	4,378
Westpac Banking Corp. 2.45% 2016[4]	4,325	4,487
Westpac Banking Corp. 1.25% 2017[4]	4,425	4,311
Westpac Banking Corp. 1.375% 2018[4]	4,375	4,233
Bank of Nova Scotia 1.25% 2014[4]	4,000	4,040
Bank of Nova Scotia 2.15% 2016[4]	4,650	4,803
Bank of Nova Scotia 1.75% 2017[4]	4,150	4,225
Swedbank AB 2.125% 2016[4]	3,400	3,482
Swedbank AB 2.95% 2016[4]	3,000	3,141
Swedbank AB 1.375% 2018[4]	4,375	4,232
DEPFA ACS Bank 5.125% 2037[4]	10,405	9,045
Australia & New Zealand Banking Group Ltd. 1.00% 2015[4]	4,250	4,266
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	4,250	4,401
UBS AG 1.875% 2015[4]	4,200	4,277
UBS AG 0.75% 2016[4]	4,375	4,345
Commonwealth Bank of Australia 0.75% 2016[4]	3,850	3,821
Commonwealth Bank of Australia 2.25% 2017[4]	4,150	4,235
Sparebank 1 Boligkreditt AS 2.625% 2017[4]	3,400	3,531
Sparebank 1 Boligkreditt AS 1.25% 2019[4]	4,000	3,817
Compagnie de Financement Foncier 2.25% 2014[4]	6,500	6,568
National Australia Bank 2.00% 2017[4]	3,500	3,551
National Australia Bank 1.25% 2018[4]	2,880	2,799
Credit Suisse Group AG 2.60% 2016[4]	4,300	4,478
Toronto-Dominion Bank 1.625% 2016[4]	4,400	4,472
HSBC Bank PLC 1.625% 2014[4]	4,400	4,442
Canadian Imperial Bank of Commerce 2.75% 2016[4]	4,150	4,342
National Bank of Canada 2.20% 2016[4]	4,175	4,315
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	4,400	4,281
DnB NOR ASA 1.45% 2019[4]	4,375	4,251
Skandinaviska Enskilda 1.375% 2018[4]	4,375	4,218
Stadshypotek AB 1.875% 2019[4]	4,275	4,092
Nordea Eiendomskreditt AS 2.125% 2017[4]	4,000	4,092
Barclays Bank PLC 2.50% 2015[4]	3,600	3,728
Caisse Centrale Desjardins 1.60% 2017[4]	3,375	3,403
		191,217

Collateralized mortgage-backed obligations (privately originated)[2] 0.12%

Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	15,761	16,374
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.613% 2037[1]	15,822	12,634
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[1,4]	4,965	5,011
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	200	217
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	28	30
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,518	1,633

Bonds, notes & other debt instruments

Mortgage-backed obligations — Collateralized mortgage-backed	Principal amount	Value
obligations (privately originated)[2] (continued)	(000)	(000)

CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	$ 27	$ 30
		35,929
		197,833
Total mortgage-backed obligations		8,586,416
U.S. Treasury bonds & notes 25.15%
U.S. Treasury 19.91%

U.S. Treasury 0.125% 2013	2,635	2,635
U.S. Treasury 3.125% 2013	78,030	78,425
U.S. Treasury 2.25% 2014	70,000	71,318
U.S. Treasury 2.625% 2014	149,260	153,172
U.S. Treasury 0.25% 2015	209,200	208,821
U.S. Treasury 0.25% 2015[9]	50,000	49,917
U.S. Treasury 1.875% 2015	40,055	41,257
U.S. Treasury 4.00% 2015	97,300	103,141
U.S. Treasury 0.25% 2016	14,000	13,863
U.S. Treasury 0.50% 2016	75,000	74,669
U.S. Treasury 1.00% 2016	211,010	212,386
U.S. Treasury 1.50% 2016	156,675	160,427
U.S. Treasury 1.75% 2016	25,000	25,780
U.S. Treasury 2.00% 2016	95,000	98,634
U.S. Treasury 2.375% 2016	100,000	104,876
U.S. Treasury 2.625% 2016	55,640	58,677
U.S. Treasury 4.625% 2016	26,800	30,202
U.S. Treasury 5.125% 2016	36,625	41,309
U.S. Treasury 7.50% 2016	69,875	85,422
U.S. Treasury 0.75% 2017	50,290	49,665
U.S. Treasury 0.875% 2017	503,500	501,063
U.S. Treasury 1.00% 2017	616,656	617,063
U.S. Treasury 2.75% 2017	54,850	58,493
U.S. Treasury 3.25% 2017	93,480	101,353
U.S. Treasury 4.625% 2017	77,550	87,813
U.S. Treasury 8.75% 2017	25,000	32,394
U.S. Treasury 0.625% 2018	215,676	208,447
U.S. Treasury 0.75% 2018	44,200	43,002
U.S. Treasury 0.75% 2018	40,000	39,024
U.S. Treasury 1.00% 2018	119,225	117,115
U.S. Treasury 1.375% 2018	31,270	31,269
U.S. Treasury 2.375% 2018	20,000	20,972
U.S. Treasury 3.50% 2018	96,700	106,383
U.S. Treasury 1.00% 2019	100,000	95,561
U.S. Treasury 1.125% 2019	125,000	121,247
U.S. Treasury 1.25% 2019	36,000	35,229
U.S. Treasury 8.125% 2019	25,000	34,456
U.S. Treasury 1.125% 2020	64,600	61,504
U.S. Treasury 1.375% 2020	199,020	191,919
U.S. Treasury 8.75% 2020	11,530	16,821
U.S. Treasury 2.00% 2021	2,195	2,155
U.S. Treasury 8.00% 2021	40,000	57,964
U.S. Treasury 1.625% 2022	370,335	345,341
U.S. Treasury 1.75% 2023	110,478	103,359
U.S. Treasury 7.125% 2023	50,000	70,553
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 6.875% 2025	$ 77,500	$ 110,892
U.S. Treasury 6.00% 2026	35,075	47,061
U.S. Treasury 6.50% 2026	27,800	39,077
U.S. Treasury 6.375% 2027	4,500	6,296
U.S. Treasury 5.25% 2028	64,000	81,310
U.S. Treasury 5.50% 2028	155,000	201,609
U.S. Treasury 6.25% 2030	11,435	16,193
U.S. Treasury 5.375% 2031	12,250	15,953
U.S. Treasury 4.50% 2036	69,707	83,033
U.S. Treasury 3.50% 2039	10,000	10,166
U.S. Treasury 4.375% 2039	23,000	26,975
U.S. Treasury 3.875% 2040	39,610	42,828
U.S. Treasury 3.75% 2041	110,066	116,240
U.S. Treasury 3.00% 2042	9,451	8,617
U.S. Treasury 3.125% 2042	89,800	84,117
U.S. Treasury 2.875% 2043	296,535	262,549
U.S. Treasury 3.125% 2043	145,495	135,844
		6,053,856

U.S. Treasury inflation-protected securities[10] 5.24%

U.S. Treasury Inflation-Protected Security 1.875% 2013	51,441	51,518
U.S. Treasury Inflation-Protected Security 1.25% 2014	50,242	50,955
U.S. Treasury Inflation-Protected Security 2.00% 2014	86,356	89,200
U.S. Treasury Inflation-Protected Security 2.00% 2014	385,655	391,220
U.S. Treasury Inflation-Protected Security 0.50% 2015	89,061	91,333
U.S. Treasury Inflation-Protected Security 1.625% 2015	30,324	31,543
U.S. Treasury Inflation-Protected Security 0.125% 2016	12,379	12,700
U.S. Treasury Inflation-Protected Security 2.50% 2016	82,905	91,688
U.S. Treasury Inflation-Protected Security 0.125% 2017	19,836	20,359
U.S. Treasury Inflation-Protected Security 0.125% 2018	219,226	224,886
U.S. Treasury Inflation-Protected Security 0.625% 2021	6,696	6,910
U.S. Treasury Inflation-Protected Security 0.125% 2022	88,197	86,162
U.S. Treasury Inflation-Protected Security 0.125% 2022	25,685	25,144
U.S. Treasury Inflation-Protected Security 0.125% 2023	115,332	111,696
U.S. Treasury Inflation-Protected Security 2.375% 2025	57,735	68,729
U.S. Treasury Inflation-Protected Security 2.00% 2026	31,751	36,645
U.S. Treasury Inflation-Protected Security 1.75% 2028	8,436	9,443
U.S. Treasury Inflation-Protected Security 0.75% 2042	25,728	22,616
U.S. Treasury Inflation-Protected Security 0.625% 2043	204,107	171,293
		1,594,040
Total U.S. Treasury bonds & notes		7,647,896
Bonds & notes of governments & government agencies outside the U.S. 4.50%

Polish Government 3.00% 2016[10]	PLN15,920	5,015
Polish Government, Series 1017, 5.25% 2017	37,895	12,133
Polish Government 6.375% 2019	$36,085	42,177
Polish Government 5.125% 2021	25,800	28,122
Polish Government, Series 1021, 5.75% 2021	PLN20,100	6,703
Polish Government 5.00% 2022	$12,700	13,684
Polish Government 2.75% 2023[10]	PLN6,105	1,895
Russian Federation 6.20% 2018	RUB1,174,100	34,976
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Russian Federation 7.50% 2018	RUB403,000	$12,680
Russian Federation 5.00% 2020	$23,900	25,645
Russian Federation 7.50% 2030[2]	27,423	32,175
Russian Federation 7.50% 2030[2,4]	108	127
United Mexican States Government, Series M, 5.00% 2017	MXN 47,500	3,680
United Mexican States Government, Series M10, 7.75% 2017	80,000	6,823
United Mexican States Government 3.50% 2017[10]	121,328	10,117
United Mexican States Government Global 5.95% 2019	$5,170	5,943
United Mexican States Government 4.00% 2019[10]	MXN148,565	12,752
United Mexican States Government, Series M, 8.00% 2020	112,500	9,948
United Mexican States Government, Series M, 6.50% 2021	172,500	14,104
United Mexican States Government Global, Series A, 3.625% 2022	$11,000	10,807
United Mexican States Government, Series M20, 10.00% 2024	MXN150,000	15,637
United Mexican States Government 4.00% 2040[10]	146,584	12,478
Spanish Government 4.40% 2023	€38,525	48,761
Spanish Government 5.40% 2023	37,125	50,793
Turkey (Republic of) 7.50% 2017	$ 5,725	6,591
Turkey (Republic of) 6.75% 2018	17,250	19,654
Turkey (Republic of) 4.00% 2020[10]	TRY17,337	9,744
Turkey (Republic of) 10.50% 2020	4,500	2,600
Turkey (Republic of) 3.00% 2021[10]	4,126	2,240
Turkey (Republic of) 5.625% 2021	$8,000	8,580
Turkey (Republic of) 9.50% 2022	TRY22,950	12,643
Turkey (Republic of) 8.00% 2034	$ 1,250	1,559
Turkey (Republic of) 6.75% 2040	9,300	10,311
Turkey (Republic of) 6.00% 2041	5,650	5,657
Venezuela (Republic of) 8.50% 2014	245	244
Venezuela (Republic of) 7.65% 2025	985	739
Venezuela (Republic of) 9.25% 2027	42,690	36,287
Venezuela (Republic of) 9.25% 2028	26,980	22,124
Indonesia (Republic of) 5.875% 2020	6,800	7,395
Indonesia (Republic of) 5.875% 2020[4]	6,200	6,743
Indonesia (Republic of) 3.75% 2022	10,150	9,566
Indonesia (Republic of) 7.75% 2038	18,400	22,816
Indonesia (Republic of) 5.25% 2042	6,900	6,624
France Government Agency-Guaranteed, Société Finance 2.875% 2014[4]	33,200	34,161
France Government Agency-Guaranteed, Société Finance 3.375% 2014[4]	10,000	10,247
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[4]	23,005	23,707
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 2014[4]	20,000	20,626
Japanese Government, Series 296, 1.50% 2018	¥2,468,700	26,389
Japanese Government, Series 29, 2.40% 2038	1,342,250	15,227
JPMorgan Chase & Co., Brazil (Federal Republic of), Credit Linked Notes 6.00% 2014[8,10]	BRL 4,358	2,086
Brazil (Federal Republic of) 10.00% 2017	20,015	8,722
Brazil (Federal Republic of) 6.00% 2017[10]	49,009	22,951
Brazil (Federal Republic of) 6.00% 2018[10]	6,748	3,231
Brazil (Federal Republic of) 6.00% 2022[10]	5,848	2,855
Philippines (Republic of) 5.50% 2026	$ 9,750	11,164
Philippines (Republic of) 6.375% 2034	15,500	18,639
Philippines (Republic of) 6.25% 2036	PHP326,000	8,037
Israeli Government 5.125% 2019	$500	562
Israeli Government, Series 5903, 4.00% 2021[10]	ILS31,908	10,770
Israeli Government 4.00% 2022	$18,624	18,975
Israeli Government 3.15% 2023	5,000	4,692
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[4]	$33,320	$34,360
South Africa (Republic of) 5.50% 2020	10,750	11,382
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR 97,790	9,989
South Africa (Republic of), Series R-214, 6.50% 2041	147,400	11,509
Lithuania (Republic of) 7.375% 2020	$20,000	23,850
Lithuania (Republic of) 6.625% 2022	3,700	4,264
Lithuania (Republic of) 6.625% 2022[4]	3,400	3,919
Slovenia (Republic of) 5.50% 2022[4]	3,000	2,768
Slovenia (Republic of) 5.50% 2022	1,000	923
Slovenia (Republic of) 5.85% 2023[4]	25,150	23,452
Iraq (Republic of) 5.80% 2028[2]	28,450	23,827
Colombia (Republic of) Global 12.00% 2015	COP5,330,000	3,196
Colombia (Republic of) Global 4.375% 2021	$2,400	2,506
Colombia (Republic of) Global 7.75% 2021	COP 7,505,000	4,418
Colombia (Republic of), Series B, 7.00% 2022	4,192,300	2,202
Colombia (Republic of) Global 9.85% 2027	16,071,000	11,049
Chilean Government 3.875% 2020	$3,000	3,154
Chilean Government 5.50% 2020	CLP2,899,000	5,792
Chilean Government 6.00% 2020	415,000	848
Chilean Government 3.00% 2020[10]	685,580	1,405
Chilean Government 6.00% 2021	2,370,000	4,871
Chilean Government 6.00% 2022	800,000	1,649
Chilean Government 3.00% 2022[10]	696,574	1,448
Chilean Government 3.00% 2022[10]	594,169	1,233
Chilean Government 6.00% 2023	325,000	668
Chilean Government 3.00% 2023[10]	971,385	2,035
South Korean Government 5.75% 2014	$21,100	21,875
Peru (Republic of) 8.75% 2033	8,226	12,010
Peru (Republic of) 6.55% 2037[2]	7,500	8,888
Morocco Government 4.25% 2022	5,400	4,768
Morocco Government 4.25% 2022[4]	2,700	2,384
Morocco Government 5.50% 2042	12,700	10,701
Morocco Government 5.50% 2042[4]	2,300	1,938
Netherlands Government 1.00% 2017	18,300	18,259
Latvia (Republic of) 2.75% 2020	18,500	17,205
Uruguay (Republic of) 4.375% 2028[2,10]	UYU238,842	13,723
Uruguay (Republic of) 7.625% 2036[2]	$ 1,250	1,584
Hungarian Government 6.25% 2020	6,700	7,035
Hungarian Government 5.375% 2023	8,500	8,235
European Investment Bank 1.00% 2015	9,100	9,175
European Investment Bank 1.00% 2017	5,000	4,871
Argentina (Republic of) 7.00% 2015	1,285	1,099
Argentina (Republic of) 8.28% 2033[2,6]	21,767	12,353
Nigerian Government 16.39% 2022	NGN1,910,000	13,209
Republic of Belarus 8.75% 2015	$8,195	8,256
Republic of Belarus 8.95% 2018	4,605	4,617
Croatian Government 6.75% 2019	7,985	8,563
Croatian Government 6.75% 2019[4]	2,865	3,072
Croatian Government 5.50% 2023[4]	1,085	1,058
KfW 1.00% 2015	8,400	8,460
KfW 2.00% 2022	4,325	4,050
Bermudan Government 5.603% 2020[4]	5,675	6,186
Bermudan Government 5.603% 2020	3,940	4,295
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Bermudan Government 4.138% 2023[4]	$ 1,700	$ 1,683
Bahrain Government 5.50% 2020	10,440	10,584
Bahrain Government 5.50% 2020[4]	510	517
State of Qatar 3.125% 2017[4]	3,750	3,895
State of Qatar 5.25% 2020	5,000	5,613
State of Qatar 4.50% 2022[4]	500	539
Dominican Republic 9.04% 2018[2,4]	4,481	4,929
Dominican Republic 7.50% 2021[2,4]	3,500	3,789
Dominican Republic 7.50% 2021[2]	950	1,028
Caisse d’Amortissement de la Dette Sociale 1.625% 2015[4]	4,000	4,078
Caisse d’Amortissement de la Dette Sociale 2.00% 2020[4]	5,000	4,840
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[4]	8,000	8,054
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	7,000	7,830
Kommunalbanken 1.00% 2014[4]	2,924	2,941
Kommunalbanken 0.406% 2016[1,4]	4,250	4,249
Gabonese Republic 8.20% 2017	5,300	6,016
Greek Government 2.00%/4.30% 2023[7]	€500	353
Greek Government 2.00%/4.30% 2024[7]	500	330
Greek Government 2.00%/4.30% 2025[7]	500	316
Greek Government 2.00%/4.30% 2026[7]	500	303
Greek Government 2.00%/4.30% 2027[7]	500	297
Greek Government 2.00%/4.30% 2028[7]	500	293
Greek Government 2.00%/4.30% 2029[7]	500	288
Greek Government 2.00%/4.30% 2030[7]	500	284
Greek Government 2.00%/4.30% 2031[7]	500	281
Greek Government 2.00%/4.30% 2032[7]	500	279
Greek Government 2.00%/4.30% 2033[7]	500	280
Greek Government 2.00%/4.30% 2034[7]	500	281
Greek Government 2.00%/4.30% 2035[7]	500	278
Greek Government 2.00%/4.30% 2036[7]	500	277
Greek Government 2.00%/4.30% 2037[7]	500	278
Greek Government 2.00%/4.30% 2038[7]	500	273
Greek Government 2.00%/4.30% 2039[7]	500	275
Greek Government 2.00%/4.30% 2040[7]	500	273
Greek Government 2.00%/4.30% 2041[7]	500	276
Greek Government 2.00%/4.30% 2042[7]	500	274
El Salvador (Republic of) 7.375% 2019	$4,800	5,316
Portuguese Government 6.40% 2016	€3,850	5,212
Municipality Finance PLC 1.125% 2018[4]	$ 4,900	4,756
FMS Wertmanagement 1.00% 2017	4,400	4,295
Sri Lanka (Republic of) 6.25% 2021[4]	3,400	3,383
Panama (Republic of) Global 7.125% 2026	300	369
Panama (Republic of) Global 8.875% 2027	250	347
Panama (Republic of) Global 9.375% 2029	340	495
Panama (Republic of) Global 6.70% 2036	1,504	1,756
		1,369,222

Federal agency bonds & notes 2.88%

Federal Home Loan Bank, Series 2753, 0.28% 2013	100,000	100,010
Federal Home Loan Bank 3.625% 2013	75,000	75,788
Federal Home Loan Bank 2.50% 2014	25,000	25,526
Federal Home Loan Bank, Series 2816, 1.00% 2017	31,025	30,657
Federal Home Loan Bank 2.75% 2018	16,635	17,681
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Federal Home Loan Bank 5.50% 2036	$ 2,600	$ 3,242
Freddie Mac 0.50% 2014	12,400	12,442
Freddie Mac 4.50% 2014	7,400	7,572
Freddie Mac 5.00% 2014	25,000	26,250
Freddie Mac 1.75% 2015	37,350	38,369
Freddie Mac 2.50% 2016	15,200	15,964
Freddie Mac 5.50% 2016	17,980	20,527
Freddie Mac 1.00% 2017	3,425	3,395
Freddie Mac 5.00% 2017	11,500	13,176
Freddie Mac 4.875% 2018	13,365	15,461
Freddie Mac 1.25% 2019	96,640	91,908
Fannie Mae 0.75% 2013	99,300	99,552
Fannie Mae 4.625% 2013	34,800	35,259
Fannie Mae 0.50% 2016	21,940	21,786
Fannie Mae 5.375% 2016	10,420	11,870
Fannie Mae 6.25% 2029	400	527
Fannie Mae: 7.125% 2030	9,300	13,318
Tennessee Valley Authority, Series A, 5.50% 2017	1,500	1,743
Tennessee Valley Authority, Series A, 3.875% 2021	4,125	4,513
Tennessee Valley Authority 1.875% 2022	23,750	22,366
Tennessee Valley Authority 4.65% 2035	4,000	4,297
Tennessee Valley Authority 5.25% 2039	21,250	24,332
Tennessee Valley Authority, Series B, 3.50% 2042	17,113	14,505
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,488
Tennessee Valley Authority, Series A, 4.625% 2060	1,100	1,066
CoBank, ACB 7.875% 2018[4]	23,615	29,089
CoBank, ACB 0.873% 2022[1,4]	33,865	30,700
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,700	34,333
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,339
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	5,000	5,687
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,427
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,779
		875,944

Municipals 0.74%

State of California, Various Purpose General Obligation Bonds, 7.50% 2034	4,240	5,543
State of California, Various Purpose General Obligation Bonds, 7.30% 2039	2,290	2,984
State of California, Various Purpose General Obligation Bonds, 7.35% 2039	1,335	1,750
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	11,680	15,684
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	26,935	36,481
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	6,830	9,198
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	8,000	7,789
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	50,740	47,397
State of Illinois, General Obligation Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,238
State of New York, Long Island Power Authority, Electric System General Revenue Refunding Bonds,
Series 2009-A, 5.75% 2039	14,330	16,034
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Revenue Refunding Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	14,377
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	10,500	10,091
State of Minnesota, Housing Finance Agency, Residential Housing Finance Bonds, Series 2013-A,
Alternative Minimum Tax, 3.00% 2031	2,295	2,371
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds (GNMA and FNMA
Pass-Through Program), Series 2012-B, 2.25% 2042[2]	7,518	7,360
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals (continued)	(000)	(000)

State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	$ 8,000	$ 7,826
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Build America Bonds),
Series 2009-C, 7.336% 2039	5,500	7,497
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,608
State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	2,250	2,373
State of Nebraska, Investment Finance Authority, Single-family Housing Revenue Bonds,
Series 2013-A, 3.00% 2043	1,950	2,030
State of North Dakota, Housing Finance Agency, Housing Finance Program Bonds (Home Mortgage
Finance Program), Series 2012-A, 3.75% 2042	1,650	1,764
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing
Revenue Bonds, Series 2013-A, 4.00% 2031	1,000	1,047
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[2]	820	807
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	129
		225,378

Asset-backed obligations[2] 0.74%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[4]	17,500	18,584
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4]	11,075	10,973
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[4]	4,500	4,729
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4]	15,000	14,634
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 2014[4]	4,133	4,145
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[4]	20,000	20,868
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4]	5,225	5,097
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.373% 2035[1]	9,297	7,990
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.333% 2037[1]	10,416	8,609
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.343% 2037[1]	15,726	13,218
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4,8]	21,438	20,902
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	17,476
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	3,029	3,134
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,211	6,344
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	438	444
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,195	1,280
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.353% 2019[1,4]	9,332	8,372
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	4,081	4,272
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,280
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.353% 2037[1]	8,150	6,913
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.643% 2033[1]	2,519	2,437
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	1,129	1,184
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040	579	620
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040	1,901	2,064
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	6,110	6,182
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.123% 2035[1]	6,500	5,996
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.323% 2026[1]	335	289
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.323% 2029[1]	5,777	5,310
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	3,169	3,270
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	3,039	3,181
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,873	1,995
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.943% 2033[1]	808	783
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,327	1,402
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,063	1,158
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,464
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[4]	£1,160	1,640
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[2] (continued)	(000)	(000)

World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	$1,150	$ 1,156
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.323% 2036[1]	1,084	941
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	874	876
		224,212

Total bonds, notes & other debt instruments (cost: $28,861,362,000)		29,279,987
Convertible securities 0.08%
	Shares or
Industrials 0.04%	principal amount

CEVA Group PLC 3.273 % convertible notes 2023[1,4,6,8]	$9,268,397	11,242
CEVA Group PLC, Series A-2, 2.268% convertible preferred[8,11]	2,576	2,337
		13,579

Information technology 0.04%

Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500,000	12,032
Total convertible securities (cost: $23,915,000)		25,611
Preferred securities 0.02%
		Value
Financials 0.02%	Shares	(000)

CoBank, ACB, Class E, noncumulative[4]	6,250	4,266
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares[12]	61,270	1,487
		5,753

Total preferred securities (cost: $7,352,000)		5,753
Common stocks 0.18%

Industrials 0.12%

Beech Holdings, LLC[8,11,12]	3,952,726	27,037
CEVA Group PLC[4,8,12]	12,179	11,050
Atrium Corp.[4,8,12]	985	1
		38,088

Consumer discretionary 0.04%

Revel AC Inc[8,11,12]	222,053	11,073
American Media, Inc.[4,8,12]	453,779	1,261
		12,334

Materials 0.02%

NewPage Holdings Inc.[8,11,12]	45,840	4,688

Energy 0.00%

General Maritime Corp.[4,8,12]	1,716	63
Total common stocks (cost: $114,489,000)		55,173
Warrants 0.00%
		Value
Energy 0.00%	Shares	(000)

General Maritime Corp., warrants, expire 2017[4,8,12]	2,654	$ 19
Total warrants (cost: $671,000)		19
	Principal amount
Short-term securities 12.09%	(000)

Freddie Mac 0.085%–0.17% due 7/1/2013–5/13/2014	$1,233,700	1,232,875
Fannie Mae 0.06%–0.18% due 7/1/2013–4/21/2014	990,165	989,685
Federal Home Loan Bank 0.05%–0.18% due 7/17/2013–6/19/2014	333,220	333,031
U.S. Treasury Bills 0.10%–0.158% due 7/11–11/14/2013	176,000	175,976
Federal Farm Credit Banks 0.13%–0.22% due 7/10–12/2/2013	120,000	119,976
Private Export Funding Corp. 0.17%–0.245% due 7/18/2013–2/13/2014[4]	115,200	115,099
Procter & Gamble Co. 0.10%–0.14% due 8/13–11/5/2013[4]	112,100	112,082
Merck & Co. Inc. 0.08%–0.13% due 7/16–10/28/2013[4]	109,000	108,986
Abbott Laboratories 0.10%–0.13% due 7/9–8/19/2013[4]	91,200	91,194
National Rural Utilities Cooperative Finance Corp. 0.08%–0.10% due 7/3–7/15/2013	90,900	90,899
Coca-Cola Co. 0.14%–0.15% due 7/12–10/23/2013[4]	86,100	86,091
Chariot Funding, LLC 0.28% due 7/15/2013[4]	50,000	49,998
Jupiter Securitization Co., LLC 0.25% due 10/4/2013[4]	34,500	34,483
Chevron Corp. 0.07% due 7/8/2013[4]	50,000	49,999
ExxonMobil Corp. 0.09% due 7/24/2013	50,000	49,997
Wal-Mart Stores, Inc. 0.06% due 7/8/2013[4]	24,100	24,100
Regents of the University of California 0.13% due 8/1/2013	10,000	9,999
Google Inc. 0.10% due 9/24/2013[4]	2,100	2,099
Total short-term securities (cost $3,676,675,000)		3,676,569
Total investment securities (cost: $32,684,464,000)		33,043,112
Other assets less liabilities		(2,631,755)
Net assets		$30,411,357

1Coupon rate may change periodically.

2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $223,226,000, which represented .73% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,842,111,000, which represented 12.63% of the net assets of the fund.

5Scheduled interest and/or principal payment was not received.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

7Step bond; coupon rate will increase at a later date.

8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $138,030,000, which represented .45% of the net assets of the fund.

9A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts and interest rate swaps. The total value of pledged collateral was $4,014,000, which represented .01% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Beech Holdings, LLC	12/16/2008–2/15/2013	$44,989	$27,037.09%
Revel AC Inc	2/14/2011–10/25/2012	23,124	11,073.04
NewPage Holdings Inc.	7/11/2011–9/9/2011	9,354	4,688.01
CEVA Group PLC, Series A-2, 2.268%
convertible preferred	3/10/2010–1/23/2012	3,703	2,337.01
Total restricted securities		$81,170	$45,135.15%

12Security did not produce income during the last 12 months.

Key to abbreviations and symbols

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

€ = Euros

£ = British pounds

ILS = Israeli shekels

¥ = Japanese yen

MXN = Mexican pesos

NGN = Nigeria naira

PHP = Philippine pesos

PLN = Polish zloty

RUB = Russian rubles

TRY = Turkish lira

UYU = Uruguayan pesos

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-008-0813O-S37733

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 30, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 30, 2013